Quarterly Holdings Report
for
Fidelity ZERO® Extended Market Index Fund
January 31, 2024
EMT-NPRT1-0324
1.9891460.105
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	5,194	154,885
AST SpaceMobile, Inc. (a)(b)	24,112	69,201
ATN International, Inc.	2,886	106,493
Bandwidth, Inc. (a)	5,855	81,033
Cogent Communications Group, Inc.	11,722	904,938
Consolidated Communications Holdings, Inc. (a)	20,101	87,238
EchoStar Holding Corp. Class A (a)	32,573	436,152
Frontier Communications Parent, Inc. (a)	59,989	1,477,529
Globalstar, Inc. (a)(b)	198,776	316,054
IDT Corp. Class B (a)	5,390	186,386
Iridium Communications, Inc.	33,458	1,213,187
Liberty Global Ltd.:
Class A	46,164	909,431
Class C (b)	52,189	1,092,838
Liberty Latin America Ltd.:
Class A (a)	4,512	31,764
Class C (a)(b)	39,980	284,658
Lumen Technologies, Inc. (a)(b)	274,565	334,969
Shenandoah Telecommunications Co.	13,459	275,775
		7,962,531
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (b)	66,643	269,904
Cinemark Holdings, Inc. (a)(b)	28,790	398,166
Endeavor Group Holdings, Inc.	50,470	1,249,133
Lions Gate Entertainment Corp.:
Class A (a)(b)	20,616	215,025
Class B (a)	31,482	305,375
Live Nation Entertainment, Inc. (a)	38,443	3,415,661
Madison Square Garden Entertainment Corp.	11,118	370,674
Madison Square Garden Sports Corp. (a)	4,496	832,210
Marcus Corp.	6,390	86,776
Playtika Holding Corp. (a)	18,593	134,241
Roku, Inc. Class A (a)	33,889	2,984,265
Skillz, Inc. (a)(b)	3,917	21,073
Sphere Entertainment Co. (a)	7,113	251,658
TKO Group Holdings, Inc.	16,256	1,360,465
Vivid Seats, Inc. Class A (a)	14,458	82,989
Warner Music Group Corp. Class A	37,483	1,367,755
		13,345,370
Interactive Media & Services - 0.5%
Angi, Inc. (a)(b)	23,876	56,586
Bumble, Inc. (a)	26,781	367,435
CarGurus, Inc. Class A (a)	23,364	542,979
Cars.com, Inc. (a)	16,538	288,257
Eventbrite, Inc. (a)	22,582	189,011
EverQuote, Inc. Class A (a)	5,850	73,886
fuboTV, Inc. (a)(b)	78,980	196,660
IAC, Inc. (a)	18,828	945,354
MediaAlpha, Inc. Class A (a)	5,417	69,067
Nextdoor Holdings, Inc. (a)	40,839	62,075
QuinStreet, Inc. (a)	13,960	176,873
Rumble, Inc. (a)(b)	20,388	139,658
Shutterstock, Inc. (b)	6,534	306,902
TripAdvisor, Inc. (a)	29,183	630,353
Vimeo, Inc. (a)	41,888	166,295
Yelp, Inc. (a)	18,562	811,716
Ziff Davis, Inc. (a)	12,444	838,726
ZipRecruiter, Inc. (a)	20,667	287,685
Zoominfo Technologies, Inc. (a)	80,117	1,285,077
		7,434,595
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	61,732	150,626
AMC Networks, Inc. Class A (a)	8,156	147,542
Boston Omaha Corp. (a)	5,599	86,729
Cable One, Inc.	1,233	676,831
Cardlytics, Inc. (a)(b)	10,810	82,588
Clear Channel Outdoor Holdings, Inc. (a)	94,693	162,872
E.W. Scripps Co. Class A (a)	16,005	127,560
Entravision Communication Corp. Class A	16,325	65,790
Gannett Co., Inc. (a)	40,017	98,842
Gray Television, Inc.	21,400	204,370
iHeartMedia, Inc. (a)	28,196	76,411
Integral Ad Science Holding Corp. (a)	18,001	261,915
John Wiley & Sons, Inc. Class A	11,521	389,871
Magnite, Inc. (a)	32,525	287,846
News Corp.:
Class A	102,720	2,531,021
Class B	31,438	803,870
Nexstar Media Group, Inc. Class A	8,738	1,552,830
PubMatic, Inc. (a)	11,591	175,951
Scholastic Corp.	7,483	287,647
Sinclair, Inc. Class A (b)	10,005	157,079
Sirius XM Holdings, Inc. (b)	176,924	900,543
Stagwell, Inc. (a)	29,872	194,765
TechTarget, Inc. (a)	7,109	242,915
TEGNA, Inc.	53,076	827,455
The New York Times Co. Class A	44,339	2,153,102
Thryv Holdings, Inc. (a)	8,262	168,875
WideOpenWest, Inc. (a)	12,777	47,403
		12,863,249
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	16,560	146,556
NII Holdings, Inc. (a)(c)	10,174	0
Spok Holdings, Inc.	5,402	89,457
Telephone & Data Systems, Inc.	26,759	514,040
U.S. Cellular Corp. (a)	3,774	167,566
		917,619
TOTAL COMMUNICATION SERVICES		42,523,364
CONSUMER DISCRETIONARY - 13.3%
Automobile Components - 1.3%
Adient PLC (a)	25,365	880,419
American Axle & Manufacturing Holdings, Inc. (a)	31,285	253,096
Atmus Filtration Technologies, Inc. (b)	3,913	87,377
Autoliv, Inc.	20,288	2,173,251
BorgWarner, Inc.	63,711	2,159,803
Dana, Inc.	34,624	469,501
Dorman Products, Inc. (a)	7,670	624,415
Fox Factory Holding Corp. (a)	11,470	723,069
Garrett Motion, Inc. (a)	37,867	325,278
Gentex Corp.	63,199	2,093,783
Gentherm, Inc. (a)	8,820	424,683
Holley, Inc. (a)	13,801	65,831
LCI Industries	6,849	762,157
Lear Corp.	15,793	2,098,890
Luminar Technologies, Inc. (a)(b)	74,482	202,591
Mobileye Global, Inc. (a)(b)	20,597	532,638
Modine Manufacturing Co. (a)	14,158	978,176
Motorcar Parts of America, Inc. (a)	4,397	40,145
Patrick Industries, Inc.	5,636	565,798
Phinia, Inc.	12,700	384,048
QuantumScape Corp. Class A (a)(b)	94,091	640,760
Solid Power, Inc. (a)(b)	33,246	53,859
Standard Motor Products, Inc.	4,976	200,782
Stoneridge, Inc. (a)	7,528	133,923
The Goodyear Tire & Rubber Co. (a)	76,590	1,067,665
Visteon Corp. (a)	7,519	866,866
XPEL, Inc. (a)	5,717	305,574
		19,114,378
Automobiles - 0.5%
Canoo, Inc. (a)(b)	171,294	34,978
Fisker, Inc. (a)(b)	51,502	41,325
Harley-Davidson, Inc.	34,216	1,110,309
Lucid Group, Inc. Class A (a)(b)	241,069	814,813
Mullen Automotive, Inc. (a)(b)	916	6,430
Rivian Automotive, Inc. (a)(b)	182,784	2,798,423
Thor Industries, Inc. (b)	14,458	1,634,043
Winnebago Industries, Inc.	8,088	531,543
Workhorse Group, Inc. (a)(b)	56,911	15,081
		6,986,945
Broadline Retail - 0.3%
Big Lots, Inc.	7,827	44,927
ContextLogic, Inc. (a)(b)	5,243	22,912
Dillard's, Inc. Class A	936	362,485
Groupon, Inc. (a)(b)	6,452	88,134
Kohl's Corp. (b)	29,919	770,713
Macy's, Inc.	74,012	1,353,679
Nordstrom, Inc. (b)	26,337	478,017
Ollie's Bargain Outlet Holdings, Inc. (a)	16,725	1,203,029
Qurate Retail, Inc. Series A (a)	93,065	75,373
		4,399,269
Diversified Consumer Services - 1.0%
2U, Inc. (a)	20,888	17,769
ADT, Inc.	60,529	395,254
Adtalem Global Education, Inc. (a)	10,758	543,064
American Public Education, Inc. (a)	4,961	52,487
Bright Horizons Family Solutions, Inc. (a)	15,690	1,541,543
Carriage Services, Inc.	3,523	87,053
Chegg, Inc. (a)	31,569	310,955
Coursera, Inc. (a)	28,479	545,088
Duolingo, Inc. (a)	9,703	1,735,770
European Wax Center, Inc. (a)(b)	9,498	140,950
Frontdoor, Inc. (a)	21,505	704,504
Graham Holdings Co.	968	697,347
Grand Canyon Education, Inc. (a)	8,020	1,047,332
H&R Block, Inc.	39,000	1,826,760
Laureate Education, Inc. Class A	36,382	459,141
Mister Car Wash, Inc. (a)(b)	24,403	202,545
Nerdy, Inc. Class A (a)	18,283	56,129
OneSpaWorld Holdings Ltd. (a)	23,852	325,103
Perdoceo Education Corp.	17,829	322,705
Rover Group, Inc. Class A (a)	30,474	333,386
Service Corp. International	40,033	2,687,015
Strategic Education, Inc.	5,965	561,068
Stride, Inc. (a)	10,741	643,923
Udemy, Inc. (a)	23,804	323,496
WW International, Inc. (a)	21,192	79,682
		15,640,069
Hotels, Restaurants & Leisure - 3.0%
Accel Entertainment, Inc. (a)	15,264	156,456
Aramark	70,690	2,055,665
Bally's Corp. (a)(b)	7,814	87,986
BJ's Restaurants, Inc. (a)	6,310	218,389
Bloomin' Brands, Inc.	23,385	622,509
Bowlero Corp. Class A (b)	10,338	111,754
Boyd Gaming Corp.	18,759	1,191,009
Brinker International, Inc. (a)	11,987	512,924
Choice Hotels International, Inc. (b)	6,717	813,563
Churchill Downs, Inc.	18,403	2,226,211
Chuy's Holdings, Inc. (a)	4,821	162,998
Cracker Barrel Old Country Store, Inc. (b)	5,956	460,697
Dave & Buster's Entertainment, Inc. (a)	9,357	500,880
Denny's Corp. (a)	13,880	147,544
Dine Brands Global, Inc.	4,262	198,822
Draftkings Holdings, Inc. (a)	126,293	4,931,742
Dutch Bros, Inc. (a)	14,585	391,607
El Pollo Loco Holdings, Inc. (a)	7,148	66,190
Everi Holdings, Inc. (a)	23,542	245,072
First Watch Restaurant Group, Inc. (a)	6,412	137,602
Golden Entertainment, Inc.	5,806	222,834
Hilton Grand Vacations, Inc. (a)	19,295	804,602
Hyatt Hotels Corp. Class A (b)	11,984	1,538,386
Inspired Entertainment, Inc. (a)	6,655	61,093
Jack in the Box, Inc.	5,479	427,198
Krispy Kreme, Inc. (b)	22,952	305,032
Kura Sushi U.S.A., Inc. Class A (a)(b)	1,496	146,802
Life Time Group Holdings, Inc. (a)(b)	15,950	212,135
Light & Wonder, Inc. Class A (a)	24,386	1,960,147
Lindblad Expeditions Holdings (a)	9,863	91,134
Marriott Vacations Worldwide Corp.	8,935	749,557
Monarch Casino & Resort, Inc.	3,677	253,456
Norwegian Cruise Line Holdings Ltd. (a)(b)	115,288	2,052,126
Papa John's International, Inc.	8,830	648,828
Penn Entertainment, Inc. (a)	41,089	926,557
Planet Fitness, Inc. (a)	23,137	1,567,763
Playa Hotels & Resorts NV (a)	29,245	242,734
PlayAGS, Inc. (a)	10,172	88,598
Portillo's, Inc. (a)(b)	12,868	176,806
RCI Hospitality Holdings, Inc.	2,345	144,827
Red Robin Gourmet Burgers, Inc. (a)(b)	4,411	44,904
Red Rock Resorts, Inc.	13,208	722,213
Rush Street Interactive, Inc. (a)	17,280	90,029
Sabre Corp. (a)	102,659	420,902
SeaWorld Entertainment, Inc. (a)	9,599	474,191
Shake Shack, Inc. Class A (a)	10,159	767,614
Six Flags Entertainment Corp. (a)	19,507	491,771
Soho House & Co., Inc. Class A (a)(b)	10,251	63,044
Sonder Holdings, Inc. (a)(b)	2,737	7,089
Sweetgreen, Inc. Class A (a)	24,949	266,455
Target Hospitality Corp. (a)(b)	7,555	73,057
Texas Roadhouse, Inc. Class A	18,102	2,275,783
The Cheesecake Factory, Inc. (b)	12,656	434,987
Travel+Leisure Co.	19,567	790,898
Vail Resorts, Inc.	10,322	2,291,484
Wendy's Co.	44,985	858,314
Wingstop, Inc.	7,963	2,238,479
Wyndham Hotels & Resorts, Inc.	22,449	1,749,451
Wynn Resorts Ltd.	26,001	2,455,274
Xponential Fitness, Inc. (a)	6,550	72,443
		44,448,617
Household Durables - 1.9%
Beazer Homes U.S.A., Inc. (a)	7,964	252,857
Cavco Industries, Inc. (a)	2,104	698,360
Century Communities, Inc.	7,692	666,896
Dream Finders Homes, Inc. (a)(b)	6,094	200,310
Ethan Allen Interiors, Inc.	6,131	178,596
GoPro, Inc. Class A (a)	34,671	103,320
Green Brick Partners, Inc. (a)	6,949	362,529
Helen of Troy Ltd. (a)(b)	6,425	735,663
Hovnanian Enterprises, Inc. Class A (a)	1,300	219,661
Installed Building Products, Inc.	6,400	1,247,040
iRobot Corp. (a)	7,419	100,898
KB Home	20,786	1,238,638
La-Z-Boy, Inc.	11,735	408,495
Leggett & Platt, Inc.	36,047	836,651
LGI Homes, Inc. (a)	5,545	654,365
Lovesac (a)	3,841	88,958
M.D.C. Holdings, Inc.	16,193	1,013,358
M/I Homes, Inc. (a)	7,549	961,894
Meritage Homes Corp.	9,976	1,652,125
Mohawk Industries, Inc. (a)	14,308	1,491,609
Newell Brands, Inc.	102,868	855,862
Purple Innovation, Inc.	16,686	17,020
Skyline Champion Corp. (a)	14,561	997,137
Sonos, Inc. (a)	34,858	543,088
Taylor Morrison Home Corp. (a)	29,148	1,519,777
Tempur Sealy International, Inc.	46,694	2,329,564
Toll Brothers, Inc.	29,138	2,894,860
TopBuild Corp. (a)	8,610	3,178,209
Traeger, Inc. (a)	18,285	40,044
TRI Pointe Homes, Inc. (a)	26,231	905,756
Tupperware Brands Corp. (a)(b)	10,826	18,404
Universal Electronics, Inc. (a)(b)	3,035	26,920
Vizio Holding Corp. (a)	26,815	187,705
Whirlpool Corp.	14,866	1,628,124
Worthington Enterprises, Inc.	8,214	468,527
ZAGG, Inc. rights (a)(c)	4,373	0
		28,723,220
Leisure Products - 0.7%
Acushnet Holdings Corp. (b)	8,144	515,841
AMMO, Inc. (a)(b)	24,261	52,646
Brunswick Corp.	18,694	1,508,232
Clarus Corp.	7,423	43,944
Funko, Inc. (a)(b)	10,014	70,799
Hasbro, Inc.	35,350	1,730,383
JAKKS Pacific, Inc. (a)	1,973	61,873
Johnson Outdoors, Inc. Class A	1,733	77,569
Latham Group, Inc. (a)	11,499	29,092
Malibu Boats, Inc. Class A (a)	5,631	235,094
MasterCraft Boat Holdings, Inc. (a)	4,062	78,681
Mattel, Inc. (a)	95,771	1,713,343
Peloton Interactive, Inc. Class A (a)(b)	92,624	514,989
Polaris, Inc.	14,355	1,291,376
Smith & Wesson Brands, Inc.	12,513	163,420
Solo Brands, Inc. Class A (a)(b)	7,272	20,289
Sturm, Ruger & Co., Inc.	4,772	208,346
Topgolf Callaway Brands Corp. (a)	38,723	509,982
Vista Outdoor, Inc. (a)	15,712	441,036
YETI Holdings, Inc. (a)	23,479	1,032,372
		10,299,307
Specialty Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)	7,506	78,062
Abercrombie & Fitch Co. Class A (a)	13,645	1,390,426
Academy Sports & Outdoors, Inc.	20,152	1,264,135
Advance Auto Parts, Inc.	16,117	1,077,421
America's Car Mart, Inc. (a)	1,573	95,780
American Eagle Outfitters, Inc.	50,140	993,775
Arhaus, Inc. (a)(b)	11,024	128,871
Arko Corp.	19,806	154,487
Asbury Automotive Group, Inc. (a)	5,558	1,161,955
AutoNation, Inc. (a)	7,001	977,760
BARK, Inc. (a)(b)	28,514	29,369
Bath & Body Works, Inc.	61,610	2,628,283
Beyond, Inc. (a)(b)	12,165	267,508
Big 5 Sporting Goods Corp. (b)	6,180	31,085
Boot Barn Holdings, Inc. (a)	8,266	593,003
Build-A-Bear Workshop, Inc. (b)	3,485	78,517
Caleres, Inc.	9,145	286,879
Camping World Holdings, Inc. (b)	11,454	284,632
CarParts.com, Inc. (a)	14,020	37,714
Carvana Co. Class A (a)(b)	27,814	1,197,671
Chewy, Inc. (a)(b)	32,496	579,079
Citi Trends, Inc. (a)(b)	2,295	61,804
Designer Brands, Inc. Class A (b)	11,955	102,454
Destination XL Group, Inc. (a)	15,458	66,006
Dick's Sporting Goods, Inc.	16,656	2,482,910
EVgo, Inc. Class A (a)(b)	25,945	59,414
Five Below, Inc. (a)	15,092	2,708,410
Floor & Decor Holdings, Inc. Class A (a)(b)	28,885	2,904,676
Foot Locker, Inc.	22,100	622,336
GameStop Corp. Class A (a)(b)	72,866	1,036,883
Gap, Inc.	58,151	1,086,842
Genesco, Inc. (a)	2,891	80,312
Group 1 Automotive, Inc.	3,752	975,745
GrowGeneration Corp. (a)(b)	16,164	37,339
Guess?, Inc. (b)	7,304	163,171
Haverty Furniture Companies, Inc.	3,628	122,989
Hibbett, Inc. (b)	3,431	228,676
Lands' End, Inc. (a)	3,136	29,698
Lazydays Holdings, Inc. (a)(b)	3,069	15,069
Leslie's, Inc. (a)(b)	49,378	331,326
Lithia Motors, Inc. Class A (sub. vtg.)	7,462	2,200,171
LL Flooring Holdings, Inc. (a)	7,543	19,612
MarineMax, Inc. (a)	5,342	149,576
Monro, Inc.	8,522	271,511
Murphy U.S.A., Inc.	5,243	1,848,262
National Vision Holdings, Inc. (a)	21,326	405,407
OneWater Marine, Inc. Class A (a)(b)	2,719	68,600
Penske Automotive Group, Inc.	5,275	782,652
Petco Health & Wellness Co., Inc. (a)(b)	21,921	52,391
PetMed Express, Inc. (b)	5,850	36,329
Revolve Group, Inc. (a)(b)	11,002	158,539
RH (a)	4,179	1,059,293
Sally Beauty Holdings, Inc. (a)	29,154	359,177
Shoe Carnival, Inc.	4,815	122,783
Signet Jewelers Ltd.	12,138	1,207,488
Sleep Number Corp. (a)	5,662	58,319
Sonic Automotive, Inc. Class A (sub. vtg.)	4,033	203,908
Sportsman's Warehouse Holdings, Inc. (a)	9,678	37,260
Stitch Fix, Inc. (a)	23,701	75,843
The Aaron's Co., Inc.	8,360	86,024
The Buckle, Inc.	8,098	301,165
The Cato Corp. Class A (sub. vtg.)	4,118	27,838
The Children's Place, Inc. (a)	3,469	77,289
The Container Store Group, Inc. (a)	8,196	13,359
The ODP Corp. (a)	8,980	459,237
The RealReal, Inc. (a)	24,065	46,205
thredUP, Inc. (a)(b)	21,321	43,388
Tilly's, Inc. (a)	5,945	43,636
Upbound Group, Inc.	12,034	399,529
Urban Outfitters, Inc. (a)	15,300	581,400
Valvoline, Inc. (a)(b)	37,596	1,371,878
Victoria's Secret & Co. (a)	20,891	544,211
Vroom, Inc. (a)(b)	36,777	9,062
Warby Parker, Inc. (a)	20,542	261,911
Wayfair LLC Class A (a)(b)	25,012	1,256,853
Williams-Sonoma, Inc.	17,377	3,360,538
Winmark Corp.	766	276,273
Zumiez, Inc. (a)	4,248	72,938
		44,802,327
Textiles, Apparel & Luxury Goods - 1.6%
Allbirds, Inc. Class A (a)	24,306	23,322
Capri Holdings Ltd. (a)	31,405	1,530,680
Carter's, Inc.	9,926	750,803
Columbia Sportswear Co. (b)	9,298	736,959
Crocs, Inc. (a)	16,422	1,666,505
Deckers Outdoor Corp. (a)	6,969	5,252,744
Figs, Inc. Class A (a)(b)	32,840	189,158
Fossil Group, Inc. (a)	13,066	15,157
G-III Apparel Group Ltd. (a)	11,092	333,758
Hanesbrands, Inc. (a)	94,578	425,601
Kontoor Brands, Inc. (b)	13,496	791,136
Levi Strauss & Co. Class A	27,016	439,820
Movado Group, Inc.	4,138	114,126
Oxford Industries, Inc.	4,008	380,479
PVH Corp.	16,385	1,970,460
Ralph Lauren Corp.	10,778	1,548,475
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	36,200	2,260,328
Steven Madden Ltd.	19,074	798,819
Tapestry, Inc.	62,120	2,409,635
Under Armour, Inc.:
Class A (sub. vtg.) (a)	50,981	388,475
Class C (non-vtg.) (a)	52,436	388,026
Unifi, Inc. (a)	4,525	28,598
VF Corp.	89,628	1,475,277
Wolverine World Wide, Inc.	21,711	181,504
		24,099,845
TOTAL CONSUMER DISCRETIONARY		198,513,977
CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	2,556	892,734
Celsius Holdings, Inc. (a)(b)	40,178	2,004,882
Coca-Cola Bottling Co. Consolidated	1,270	1,093,965
Duckhorn Portfolio, Inc. (a)	11,660	100,626
MGP Ingredients, Inc.	4,215	358,064
Molson Coors Beverage Co. Class B	50,077	3,094,258
National Beverage Corp. (a)(b)	6,325	292,468
The Vita Coco Co., Inc. (a)	8,372	164,845
		8,001,842
Consumer Staples Distribution & Retail - 1.2%
Albertsons Companies, Inc.	109,014	2,313,277
Andersons, Inc.	8,643	455,573
BJ's Wholesale Club Holdings, Inc. (a)	36,238	2,331,553
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	2,335	0
warrants 11/4/28 (a)(c)	2,335	0
warrants 11/4/28 (a)(c)	2,335	0
Casey's General Stores, Inc.	10,087	2,737,208
Chefs' Warehouse Holdings (a)	9,515	302,767
Grocery Outlet Holding Corp. (a)	26,895	666,458
Ingles Markets, Inc. Class A	3,933	331,355
Performance Food Group Co. (a)	42,139	3,062,663
PriceSmart, Inc.	6,775	515,036
SpartanNash Co.	9,274	208,016
Sprouts Farmers Market LLC (a)	27,500	1,385,175
U.S. Foods Holding Corp. (a)	61,204	2,815,996
United Natural Foods, Inc. (a)	16,035	239,082
Weis Markets, Inc.	4,485	272,464
		17,636,623
Food Products - 1.1%
Alico, Inc.	1,265	37,242
B&G Foods, Inc. Class A	21,294	214,218
Benson Hill, Inc. (a)	32,203	5,545
Beyond Meat, Inc. (a)(b)	17,261	114,268
BRC, Inc. Class A (a)(b)	11,260	42,563
Cal-Maine Foods, Inc.	11,026	611,061
Calavo Growers, Inc.	4,746	123,823
Campbell Soup Co.	53,190	2,373,870
Darling Ingredients, Inc. (a)	43,280	1,874,024
Flowers Foods, Inc.	52,022	1,186,102
Fresh Del Monte Produce, Inc.	9,175	225,522
Freshpet, Inc. (a)(b)	13,076	1,125,844
Ingredion, Inc.	17,632	1,896,674
J&J Snack Foods Corp.	4,176	664,944
John B. Sanfilippo & Son, Inc.	2,433	260,647
Lancaster Colony Corp.	5,519	1,014,282
Mission Produce, Inc. (a)(b)	11,132	111,209
Pilgrim's Pride Corp. (a)	10,938	297,185
Post Holdings, Inc. (a)	13,753	1,277,241
Seaboard Corp.	65	234,195
Seneca Foods Corp. Class A (a)	1,266	67,579
Sovos Brands, Inc. (a)(b)	16,983	374,475
The Hain Celestial Group, Inc. (a)	23,963	256,644
The Simply Good Foods Co. (a)	24,574	928,897
Tootsie Roll Industries, Inc.	4,734	154,281
TreeHouse Foods, Inc. (a)	13,589	572,097
Utz Brands, Inc. Class A (b)	18,559	328,494
Vital Farms, Inc. (a)	7,309	105,103
Westrock Coffee Holdings (a)(b)	7,714	79,917
Whole Earth Brands, Inc. Class A (a)(b)	9,100	36,218
		16,594,164
Household Products - 0.2%
Central Garden & Pet Co. (a)	2,406	112,841
Central Garden & Pet Co. Class A (non-vtg.) (a)	11,254	464,565
Energizer Holdings, Inc.	17,968	568,148
Reynolds Consumer Products, Inc.	14,734	400,323
Spectrum Brands Holdings, Inc.	9,685	761,435
WD-40 Co.	3,675	951,752
		3,259,064
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	35,597	1,967,446
Coty, Inc. Class A (a)	101,585	1,227,147
Edgewell Personal Care Co.	13,744	509,215
elf Beauty, Inc. (a)	14,958	2,386,250
Herbalife Ltd. (a)	26,547	319,891
Inter Parfums, Inc.	4,837	673,069
MediFast, Inc.	2,925	159,851
Nu Skin Enterprises, Inc. Class A	13,393	248,574
The Beauty Health Co. (a)	22,147	64,891
The Honest Co., Inc. (a)	17,491	49,849
USANA Health Sciences, Inc. (a)	3,007	140,788
		7,746,971
Tobacco - 0.1%
Turning Point Brands, Inc.	4,659	113,167
Universal Corp.	6,659	385,889
Vector Group Ltd.	35,386	370,491
		869,547
TOTAL CONSUMER STAPLES		54,108,211
ENERGY - 4.7%
Energy Equipment & Services - 1.4%
Archrock, Inc.	37,027	605,021
Bristow Group, Inc. (a)	6,387	168,489
Cactus, Inc.	17,775	754,371
Championx Corp.	52,822	1,447,851
Core Laboratories, Inc.	12,658	199,617
Diamond Offshore Drilling, Inc. (a)	27,741	338,440
DMC Global, Inc. (a)	5,457	92,878
Dril-Quip, Inc. (a)	9,173	184,102
Expro Group Holdings NV (a)	23,414	412,086
Helix Energy Solutions Group, Inc. (a)	38,547	362,342
Helmerich & Payne, Inc.	26,977	1,086,094
Kodiak Gas Services, Inc.	4,314	101,034
Liberty Oilfield Services, Inc. Class A	41,617	865,217
Nabors Industries Ltd. (a)	2,405	203,415
Newpark Resources, Inc. (a)	20,523	133,194
Noble Corp. PLC	29,359	1,295,613
NOV, Inc.	106,691	2,081,541
Oceaneering International, Inc. (a)	27,283	566,941
Oil States International, Inc. (a)	17,300	106,741
Patterson-UTI Energy, Inc.	87,117	966,128
ProFrac Holding Corp. (a)(b)	5,721	45,253
ProPetro Holding Corp. (a)	23,269	196,856
RPC, Inc.	22,675	165,754
Select Water Solutions, Inc. Class A	21,832	169,635
Solaris Oilfield Infrastructure, Inc. Class A	7,768	58,260
TechnipFMC PLC	117,860	2,279,412
TETRA Technologies, Inc. (a)	31,491	131,947
Tidewater, Inc. (a)	13,192	886,370
Transocean Ltd. (United States) (a)(b)	192,859	1,053,010
U.S. Silica Holdings, Inc. (a)	20,891	223,952
Valaris Ltd. (a)	16,945	1,048,387
Weatherford International PLC (a)	19,524	1,748,374
		19,978,325
Oil, Gas & Consumable Fuels - 3.3%
Amplify Energy Corp. (a)	9,847	60,264
Antero Midstream GP LP	92,029	1,126,435
Antero Resources Corp. (a)	76,590	1,711,021
APA Corp.	83,129	2,604,432
Ardmore Shipping Corp.	11,065	183,347
Berry Corp.	17,902	120,122
California Resources Corp.	17,495	834,162
Callon Petroleum Co. (a)	15,129	485,943
Centrus Energy Corp. Class A (a)	3,472	174,364
Chesapeake Energy Corp.	30,187	2,327,720
Chord Energy Corp.	11,200	1,722,112
Civitas Resources, Inc.	23,169	1,501,583
Clean Energy Fuels Corp. (a)(b)	47,811	141,042
CNX Resources Corp. (a)	42,780	864,156
Comstock Resources, Inc. (b)	24,702	192,923
CONSOL Energy, Inc.	7,551	714,325
Crescent Energy, Inc. Class A (b)	22,499	248,614
CVR Energy, Inc.	7,865	265,286
Delek U.S. Holdings, Inc.	16,168	437,021
Dorian LPG Ltd.	9,266	346,919
DT Midstream, Inc.	26,202	1,406,785
Enviva, Inc. (b)	8,556	3,749
EQT Corp.	111,459	3,945,649
Equitrans Midstream Corp.	117,041	1,192,648
Evolution Petroleum Corp.	7,865	44,123
Excelerate Energy, Inc.	4,771	73,092
FutureFuel Corp.	6,927	39,484
Gevo, Inc. (a)(b)	63,829	59,604
Green Plains, Inc. (a)	16,041	332,530
Gulfport Energy Corp. (a)	2,685	340,727
Hallador Energy Co. (a)	6,635	56,597
HF Sinclair Corp.	42,424	2,396,532
International Seaways, Inc.	10,189	546,538
Kinetik Holdings, Inc.	6,099	198,339
Kosmos Energy Ltd. (a)	124,491	754,415
Magnolia Oil & Gas Corp. Class A	50,102	1,033,103
Matador Resources Co.	30,058	1,649,884
Murphy Oil Corp.	39,848	1,542,118
New Fortress Energy, Inc. (b)	17,747	589,733
Nextdecade Corp. (a)(b)	20,093	102,273
Northern Oil & Gas, Inc.	24,716	827,986
Overseas Shipholding Group, Inc.	14,885	90,799
Par Pacific Holdings, Inc. (a)	15,198	556,095
PBF Energy, Inc. Class A	29,499	1,489,994
Peabody Energy Corp. (b)	29,744	794,165
Permian Resource Corp. Class A	112,714	1,519,385
Range Resources Corp.	65,408	1,899,448
Rex American Resources Corp. (a)	4,132	171,023
Riley Exploration Permian, Inc.	1,030	22,887
Ring Energy, Inc. (a)(b)	11,484	15,963
SandRidge Energy, Inc.	8,395	122,567
Scorpio Tankers, Inc.	12,631	893,012
SilverBow Resources, Inc. (a)	4,140	109,958
Sitio Royalties Corp.	22,242	474,422
SM Energy Co.	31,567	1,170,504
Southwestern Energy Co. (a)	298,574	1,925,802
Talos Energy, Inc. (a)	27,028	350,553
Teekay Corp. (a)	16,303	146,564
Teekay Tankers Ltd.	6,653	416,145
Tellurian, Inc. (a)(b)	174,226	87,287
Texas Pacific Land Corp.	1,685	2,462,341
Uranium Energy Corp. (a)(b)	104,367	797,364
VAALCO Energy, Inc.	28,291	120,520
Vertex Energy, Inc. (a)(b)	22,040	32,178
Vital Energy, Inc. (a)(b)	6,709	294,055
Vitesse Energy, Inc.	6,156	129,338
W&T Offshore, Inc. (b)	25,534	77,623
World Kinect Corp.	16,179	365,160
		49,732,852
TOTAL ENERGY		69,711,177
FINANCIALS - 16.9%
Banks - 6.0%
1st Source Corp.	4,573	239,031
Amalgamated Financial Corp.	4,914	130,516
Amerant Bancorp, Inc. Class A	7,455	168,558
Ameris Bancorp	17,634	875,352
Associated Banc-Corp.	40,077	842,018
Atlantic Union Bankshares Corp.	20,229	691,023
Axos Financial, Inc. (a)	13,905	770,754
Banc of California, Inc.	35,482	488,942
BancFirst Corp.	3,975	351,827
Bancorp, Inc., Delaware (a)	14,641	638,933
Bank First National Corp.	2,272	191,848
Bank of Hawaii Corp. (b)	10,787	682,062
Bank of Marin Bancorp	3,851	75,403
Bank OZK	28,481	1,284,778
BankUnited, Inc.	20,174	570,117
Banner Corp.	9,359	435,942
Berkshire Hills Bancorp, Inc.	11,452	274,848
BOK Financial Corp.	7,429	622,847
Bridgewater Bancshares, Inc. (a)	5,426	67,879
Brookline Bancorp, Inc., Delaware	24,471	264,776
Business First Bancshares, Inc.	6,435	145,109
Byline Bancorp, Inc.	7,683	167,797
Cadence Bank	49,571	1,319,580
Cambridge Bancorp	2,001	137,249
Camden National Corp.	3,990	143,760
Capitol Federal Financial, Inc.	33,825	214,451
Cathay General Bancorp	19,671	809,855
Central Pacific Financial Corp.	7,200	138,744
City Holding Co.	4,021	410,986
CNB Financial Corp., Pennsylvania	5,859	125,090
Coastal Financial Corp. of Washington (a)	3,045	121,496
Columbia Banking Systems, Inc.	56,477	1,138,576
Columbia Financial, Inc. (a)(b)	7,630	137,187
Comerica, Inc.	35,670	1,875,529
Commerce Bancshares, Inc.	32,210	1,678,785
Community Bank System, Inc.	14,497	663,528
Community Trust Bancorp, Inc.	4,031	167,287
ConnectOne Bancorp, Inc.	9,670	220,863
CrossFirst Bankshares, Inc. (a)	11,822	166,927
Cullen/Frost Bankers, Inc.	17,373	1,843,623
Customers Bancorp, Inc. (a)	7,703	411,648
CVB Financial Corp.	35,824	600,768
Dime Community Bancshares, Inc.	9,386	214,095
Eagle Bancorp, Inc.	8,179	202,757
East West Bancorp, Inc.	38,231	2,783,599
Eastern Bankshares, Inc.	42,707	596,190
Enterprise Financial Services Corp.	10,188	424,126
Equity Bancshares, Inc.	3,773	123,943
Esquire Financial Holdings, Inc.	1,793	89,399
Farmers National Banc Corp.	9,127	125,222
FB Financial Corp.	9,627	358,606
First Bancorp, North Carolina	11,108	383,892
First Bancorp, Puerto Rico	46,532	776,154
First Bancshares, Inc.	7,585	192,887
First Busey Corp.	13,989	329,301
First Citizens Bancshares, Inc.	3,222	4,865,220
First Commonwealth Financial Corp.	27,453	384,617
First Financial Bancorp, Ohio	25,781	578,010
First Financial Bankshares, Inc. (b)	34,857	1,088,584
First Financial Corp., Indiana	2,916	114,949
First Foundation, Inc.	13,935	132,661
First Hawaiian, Inc.	34,421	746,591
First Horizon National Corp.	151,200	2,153,088
First Interstate Bancsystem, Inc.	22,508	619,420
First Merchants Corp.	16,241	549,108
First of Long Island Corp.	5,690	68,394
Flushing Financial Corp.	7,973	127,807
FNB Corp., Pennsylvania	97,595	1,286,302
Fulton Financial Corp.	44,201	689,094
German American Bancorp, Inc.	7,900	261,727
Glacier Bancorp, Inc.	30,020	1,160,573
Great Southern Bancorp, Inc.	2,259	117,671
Hancock Whitney Corp.	23,444	1,057,559
Hanmi Financial Corp.	8,024	134,402
HarborOne Bancorp, Inc.	10,867	118,668
Heartland Financial U.S.A., Inc.	10,519	373,109
Heritage Commerce Corp.	16,271	144,649
Heritage Financial Corp., Washington	9,350	188,403
Hilltop Holdings, Inc.	12,440	391,736
Hingham Institution for Savings (b)	483	89,287
Home Bancshares, Inc.	50,979	1,194,948
HomeStreet, Inc.	4,828	66,433
HomeTrust Bancshares, Inc.	4,123	111,939
Hope Bancorp, Inc.	32,472	359,790
Horizon Bancorp, Inc. Indiana	10,419	136,593
Independent Bank Corp.	11,920	668,593
Independent Bank Corp.	5,648	143,685
Independent Bank Group, Inc.	9,783	473,008
International Bancshares Corp.	14,407	761,554
Kearny Financial Corp.	17,484	126,409
Lakeland Bancorp, Inc.	17,496	232,522
Lakeland Financial Corp.	6,892	461,488
Live Oak Bancshares, Inc.	9,016	327,912
Mercantile Bank Corp.	3,919	157,113
Metropolitan Bank Holding Corp. (a)	3,010	145,955
Midland States Bancorp, Inc.	5,966	156,667
National Bank Holdings Corp.	10,114	353,990
NBT Bancorp, Inc.	12,803	455,403
New York Community Bancorp, Inc.	195,906	1,267,512
Nicolet Bankshares, Inc.	3,435	267,140
Northfield Bancorp, Inc.	10,838	130,381
Northwest Bancshares, Inc.	34,442	426,048
OceanFirst Financial Corp.	15,887	273,733
OFG Bancorp	12,753	468,928
Old National Bancorp, Indiana	79,223	1,304,803
Old Second Bancorp, Inc.	10,731	146,156
Origin Bancorp, Inc.	7,763	236,772
Pacific Premier Bancorp, Inc.	25,929	657,819
Park National Corp. (b)	3,907	510,567
Pathward Financial, Inc.	7,030	364,013
Peapack-Gladstone Financial Corp.	4,281	118,070
Peoples Bancorp, Inc.	9,107	266,835
Pinnacle Financial Partners, Inc.	20,850	1,842,723
Popular, Inc.	19,552	1,670,718
Preferred Bank, Los Angeles	3,348	240,520
Premier Financial Corp.	9,740	203,469
Prosperity Bancshares, Inc.	25,362	1,620,885
Provident Bancorp, Inc. (a)	4,673	50,796
Provident Financial Services, Inc.	20,201	334,327
QCR Holdings, Inc.	4,473	261,268
Renasant Corp.	15,186	480,333
S&T Bancorp, Inc.	10,367	345,636
Sandy Spring Bancorp, Inc.	12,214	297,777
Seacoast Banking Corp., Florida	23,081	566,869
ServisFirst Bancshares, Inc.	13,261	890,344
Simmons First National Corp. Class A	33,805	642,633
Southern Missouri Bancorp, Inc.	2,635	114,912
Southside Bancshares, Inc.	7,773	243,295
Southstate Corp.	20,666	1,717,345
Stellar Bancorp, Inc.	12,772	319,683
Stock Yards Bancorp, Inc.	7,248	360,371
Synovus Financial Corp.	39,603	1,491,449
Texas Capital Bancshares, Inc. (a)	13,020	794,220
TFS Financial Corp.	13,563	180,659
Tompkins Financial Corp.	3,404	168,124
TowneBank	18,571	522,031
Trico Bancshares	9,007	327,404
Triumph Bancorp, Inc. (a)	5,908	417,400
Trustco Bank Corp., New York	4,990	144,211
Trustmark Corp.	16,536	446,307
UMB Financial Corp.	11,841	976,883
United Bankshares, Inc., West Virginia	36,618	1,312,755
United Community Bank, Inc.	32,306	883,246
Univest Corp. of Pennsylvania	7,844	166,607
Valley National Bancorp	115,519	1,111,293
Veritex Holdings, Inc.	14,695	308,742
WaFd, Inc.	17,619	511,656
Washington Trust Bancorp, Inc.	4,590	127,648
Webster Financial Corp.	46,715	2,311,458
WesBanco, Inc.	16,029	470,291
Westamerica Bancorp.	7,272	347,020
Western Alliance Bancorp.	29,692	1,899,100
Wintrust Financial Corp.	16,556	1,605,601
WSFS Financial Corp.	16,562	737,175
Zions Bancorporation NA	40,189	1,683,919
		90,269,974
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	9,165	1,364,119
Ares Management Corp.	45,742	5,556,738
Artisan Partners Asset Management, Inc.	18,543	776,952
Assetmark Financial Holdings, Inc. (a)	6,127	187,915
B. Riley Financial, Inc. (b)	4,437	103,915
Bakkt Holdings, Inc. Class A (a)(b)	21,106	28,915
BGC Group, Inc. Class A	104,844	740,199
Blue Owl Capital, Inc. Class A	109,907	1,707,955
Bridge Investment Group Holdings, Inc.	8,465	82,788
BrightSphere Investment Group, Inc.	8,669	191,758
Carlyle Group LP	58,613	2,345,692
Cohen & Steers, Inc. (b)	6,953	489,630
Coinbase Global, Inc. (a)(b)	46,303	5,936,045
Diamond Hill Investment Group, Inc.	797	127,145
Donnelley Financial Solutions, Inc. (a)	6,689	415,521
Evercore, Inc. Class A	9,405	1,615,121
Federated Hermes, Inc.	23,292	814,288
Franklin Resources, Inc.	76,469	2,036,369
GCM Grosvenor, Inc. Class A	11,384	98,927
Hamilton Lane, Inc. Class A	9,931	1,151,400
Houlihan Lokey	13,994	1,676,201
Interactive Brokers Group, Inc.	28,991	2,572,951
Invesco Ltd.	122,001	1,931,276
Janus Henderson Group PLC	35,837	1,030,672
Jefferies Financial Group, Inc.	45,572	1,857,515
Lazard, Inc. Class A	30,562	1,191,307
Moelis & Co. Class A	18,038	991,549
Morningstar, Inc.	7,048	1,968,506
Open Lending Corp. (a)	27,111	198,995
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,847	69,041
P10, Inc.	12,554	115,497
Perella Weinberg Partners Class A	12,080	141,940
Piper Jaffray Companies	4,104	712,003
PJT Partners, Inc. (b)	6,039	580,771
Robinhood Markets, Inc. (a)	140,069	1,504,341
SEI Investments Co.	27,056	1,711,021
StepStone Group, Inc. Class A	14,112	472,046
Stifel Financial Corp.	27,650	2,017,068
StoneX Group, Inc. (a)	7,278	478,529
TPG, Inc.	16,448	684,730
Tradeweb Markets, Inc. Class A	31,070	2,963,767
Victory Capital Holdings, Inc.	10,127	341,584
Virtu Financial, Inc. Class A	24,381	409,357
Virtus Investment Partners, Inc.	1,840	434,442
WisdomTree Investments, Inc.	30,159	204,176
		52,030,677
Consumer Finance - 0.9%
Ally Financial, Inc.	73,585	2,699,098
Bread Financial Holdings, Inc.	13,492	489,355
Credit Acceptance Corp. (a)(b)	1,698	918,737
Encore Capital Group, Inc. (a)(b)	6,414	321,213
Enova International, Inc. (a)	8,077	439,631
EZCORP, Inc. (non-vtg.) Class A (a)(b)	14,164	121,810
FirstCash Holdings, Inc.	10,026	1,150,684
Green Dot Corp. Class A (a)	12,113	109,138
LendingClub Corp. (a)	30,081	271,331
LendingTree, Inc. (a)	2,977	96,276
Navient Corp.	22,569	388,638
Nelnet, Inc. Class A	4,782	416,656
NerdWallet, Inc. (a)	10,757	164,690
OneMain Holdings, Inc.	32,517	1,547,809
Oportun Financial Corp. (a)	7,705	28,354
PRA Group, Inc. (a)	10,580	240,907
PROG Holdings, Inc. (a)	12,121	371,387
SLM Corp.	61,342	1,219,479
SoFi Technologies, Inc. (a)(b)	259,905	2,035,056
Upstart Holdings, Inc. (a)(b)	19,824	629,610
World Acceptance Corp. (a)(b)	915	120,149
		13,780,008
Financial Services - 2.0%
A-Mark Precious Metals, Inc.	4,780	128,917
Affirm Holdings, Inc. (a)(b)	59,697	2,418,325
AvidXchange Holdings, Inc. (a)	46,017	504,346
Cannae Holdings, Inc. (a)	17,761	359,660
Cantaloupe, Inc. (a)	15,278	104,043
Cass Information Systems, Inc.	3,312	142,946
Enact Holdings, Inc.	8,136	231,795
Equitable Holdings, Inc.	86,372	2,823,501
Essent Group Ltd.	28,953	1,597,047
Euronet Worldwide, Inc. (a)	11,877	1,183,543
EVERTEC, Inc.	17,813	715,370
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,511	467,774
Flywire Corp. (a)	29,001	619,751
i3 Verticals, Inc. Class A (a)	6,172	115,663
International Money Express, Inc. (a)	9,557	196,874
Jackson Financial, Inc.	19,215	962,095
Marqeta, Inc. Class A (a)	115,151	692,058
Merchants Bancorp	7,063	308,936
MGIC Investment Corp.	75,151	1,490,996
Mr. Cooper Group, Inc. (a)	17,847	1,202,174
NCR Atleos Corp.	18,231	408,192
NMI Holdings, Inc. (a)	21,933	700,101
Paymentus Holdings, Inc. (a)	4,960	78,666
Payoneer Global, Inc. (a)	70,947	332,032
PennyMac Financial Services, Inc.	7,824	682,409
Radian Group, Inc.	41,518	1,203,192
Remitly Global, Inc. (a)	36,568	626,776
Repay Holdings Corp. (a)	20,341	159,473
Rocket Companies, Inc. (a)	34,365	423,033
Shift4 Payments, Inc. (a)	15,413	1,106,808
The Western Union Co.	98,775	1,241,602
Toast, Inc. (a)	101,495	1,803,566
UWM Holdings Corp. Class A (b)	25,382	170,059
Voya Financial, Inc.	28,337	2,050,749
Walker & Dunlop, Inc.	9,045	873,657
WEX, Inc. (a)	11,580	2,366,836
		30,492,965
Insurance - 3.5%
AMBAC Financial Group, Inc. (a)	12,242	198,933
American Equity Investment Life Holding Co. (a)	16,875	931,669
American Financial Group, Inc.	17,699	2,130,960
Amerisafe, Inc.	5,114	254,882
Assurant, Inc.	14,244	2,392,280
Assured Guaranty Ltd.	14,677	1,190,745
Axis Capital Holdings Ltd.	21,021	1,251,170
Brighthouse Financial, Inc. (a)	17,365	898,986
BRP Group, Inc. (a)	17,462	391,847
CNO Financial Group, Inc.	30,474	828,283
eHealth, Inc. (a)	7,751	52,707
Employers Holdings, Inc.	6,928	289,036
Enstar Group Ltd. (a)	3,585	956,801
Erie Indemnity Co. Class A	6,755	2,336,082
First American Financial Corp.	28,011	1,690,464
Genworth Financial, Inc. Class A (a)	121,702	750,901
Globe Life, Inc.	23,141	2,842,178
Goosehead Insurance (a)	6,619	510,987
Hagerty, Inc. Class A (a)	6,436	51,810
Hanover Insurance Group, Inc.	9,681	1,277,989
HCI Group, Inc.	1,609	144,279
Hippo Holdings, Inc. (a)(b)	4,148	38,369
Horace Mann Educators Corp.	11,045	406,787
James River Group Holdings Ltd.	10,409	99,614
Kemper Corp.	16,322	979,320
Kinsale Capital Group, Inc.	5,964	2,371,107
Lemonade, Inc. (a)(b)	16,972	268,497
Lincoln National Corp.	45,977	1,262,069
Loews Corp.	49,301	3,592,071
MBIA, Inc. (b)	12,043	73,221
Mercury General Corp.	7,142	286,037
National Western Life Group, Inc.	602	291,368
Old Republic International Corp.	70,305	1,971,352
Oscar Health, Inc. (a)	38,672	484,173
Palomar Holdings, Inc. (a)	6,730	402,925
Primerica, Inc.	9,481	2,220,071
ProAssurance Corp.	13,952	187,794
Reinsurance Group of America, Inc.	17,844	3,102,893
RenaissanceRe Holdings Ltd.	14,218	3,253,505
RLI Corp.	10,871	1,482,478
Ryan Specialty Group Holdings, Inc. (a)(b)	27,536	1,192,860
Safety Insurance Group, Inc.	3,946	328,741
Selective Insurance Group, Inc.	16,408	1,720,543
Selectquote, Inc. (a)	38,681	42,936
Siriuspoint Ltd. (a)	24,596	290,233
Stewart Information Services Corp.	7,386	455,421
Trupanion, Inc. (a)(b)	9,656	262,643
United Fire Group, Inc.	5,906	132,353
Universal Insurance Holdings, Inc.	7,208	119,797
Unum Group	49,645	2,399,839
White Mountains Insurance Group Ltd.	683	1,076,388
		52,168,394
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	181,999	1,725,351
Annaly Capital Management, Inc.	135,679	2,603,680
Apollo Commercial Real Estate Finance, Inc.	35,196	392,787
Arbor Realty Trust, Inc. (b)	51,388	683,460
Ares Commercial Real Estate Corp.	14,873	141,442
Armour Residential REIT, Inc.	13,338	254,089
Blackstone Mortgage Trust, Inc. (b)	46,814	924,108
BrightSpire Capital, Inc.	35,245	252,002
Cherry Hill Mortgage Investment Corp.	7,533	27,043
Chimera Investment Corp.	60,862	292,138
Claros Mortgage Trust, Inc.	33,018	387,631
Dynex Capital, Inc.	15,648	191,532
Ellington Financial LLC	21,390	261,172
Franklin BSP Realty Trust, Inc.	22,894	293,501
Granite Point Mortgage Trust, Inc.	14,561	81,687
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	30,089	715,817
Invesco Mortgage Capital, Inc.	13,459	118,574
KKR Real Estate Finance Trust, Inc.	15,992	195,742
Ladder Capital Corp. Class A	30,577	334,207
MFA Financial, Inc.	27,858	308,388
New York Mortgage Trust, Inc.	24,777	194,252
Orchid Island Capital, Inc.	14,425	115,112
PennyMac Mortgage Investment Trust	23,646	339,084
Ready Capital Corp.	43,590	408,438
Redwood Trust, Inc.	32,454	217,766
Rithm Capital Corp.	131,435	1,406,355
Starwood Property Trust, Inc.	81,225	1,651,304
TPG RE Finance Trust, Inc.	16,322	99,401
Two Harbors Investment Corp.	25,927	323,050
		14,939,113
TOTAL FINANCIALS		253,681,131
HEALTH CARE - 11.7%
Biotechnology - 4.9%
2seventy bio, Inc. (a)(b)	13,418	68,969
4D Molecular Therapeutics, Inc. (a)	8,391	144,745
Aadi Bioscience, Inc. (a)	5,599	10,302
ACADIA Pharmaceuticals, Inc. (a)	32,359	838,422
Acelyrin, Inc. (b)	8,369	63,772
Actinium Pharmaceuticals, Inc. (a)(b)	7,812	42,029
Adicet Bio, Inc. (a)	8,378	25,050
ADMA Biologics, Inc. (a)	56,678	294,159
Aerovate Therapeutics, Inc. (a)	3,622	69,941
Agenus, Inc.	91,784	61,238
Agios Pharmaceuticals, Inc. (a)	14,918	337,445
Akero Therapeutics, Inc. (a)	14,928	322,594
Aldeyra Therapeutics, Inc. (a)	12,349	38,652
Alector, Inc. (a)	16,586	98,853
Alkermes PLC (a)	45,174	1,221,957
Allakos, Inc. (a)	17,669	22,440
Allogene Therapeutics, Inc. (a)(b)	30,670	107,958
Allovir, Inc. (a)	16,523	11,897
Altimmune, Inc. (a)(b)	14,954	141,166
ALX Oncology Holdings, Inc. (a)	6,982	100,611
Amicus Therapeutics, Inc. (a)	70,735	879,236
AnaptysBio, Inc. (a)	5,017	118,401
Anavex Life Sciences Corp. (a)(b)	22,641	135,167
Anika Therapeutics, Inc. (a)	3,877	91,187
Annexon, Inc. (a)	9,463	39,319
Apellis Pharmaceuticals, Inc. (a)	27,611	1,747,500
Apogee Therapeutics, Inc.	5,290	177,215
Arbutus Biopharma Corp. (a)(b)	33,752	79,992
Arcellx, Inc. (a)	8,676	536,524
Arcturus Therapeutics Holdings, Inc. (a)	6,494	214,107
Arcus Biosciences, Inc. (a)	14,782	223,799
Arcutis Biotherapeutics, Inc. (a)(b)	23,003	135,028
Ardelyx, Inc. (a)(b)	62,803	548,270
Arrowhead Pharmaceuticals, Inc. (a)	29,092	933,853
Ars Pharmaceuticals, Inc. (a)(b)	13,591	84,400
Atara Biotherapeutics, Inc. (a)	26,508	16,530
Avid Bioservices, Inc. (a)	16,816	113,844
Avidity Biosciences, Inc. (a)	18,176	222,292
Beam Therapeutics, Inc. (a)(b)	19,029	464,308
BioAtla, Inc. (a)(b)	9,537	18,263
BioCryst Pharmaceuticals, Inc. (a)	55,564	294,489
Biohaven Ltd. (a)	17,635	784,405
Biomea Fusion, Inc. (a)(b)	6,657	120,359
BioXcel Therapeutics, Inc. (a)(b)	5,117	16,477
bluebird bio, Inc. (a)(b)	29,804	30,400
Blueprint Medicines Corp. (a)	16,481	1,310,734
BridgeBio Pharma, Inc. (a)	34,810	1,193,635
C4 Therapeutics, Inc. (a)(b)	12,046	74,444
CareDx, Inc. (a)	14,874	127,321
Caribou Biosciences, Inc. (a)	22,511	137,992
Carisma Therapeutics, Inc. rights (a)(c)	47,241	0
Cartesian Therapeutics, Inc.	31,759	22,866
Cartesian Therapeutics, Inc. rights (a)(c)	31,759	4,446
Catalyst Pharmaceutical Partners, Inc. (a)	27,344	393,754
Celldex Therapeutics, Inc. (a)	14,827	522,207
Cerevel Therapeutics Holdings (a)	23,923	1,002,374
Chimerix, Inc. (a)	21,254	19,902
Cogent Biosciences, Inc. (a)	19,906	88,184
Coherus BioSciences, Inc. (a)(b)	26,024	55,952
Crinetics Pharmaceuticals, Inc. (a)	15,709	573,064
CRISPR Therapeutics AG (a)(b)	21,472	1,351,662
Cullinan Oncology, Inc. (a)	9,082	137,501
Cytokinetics, Inc. (a)(b)	26,567	2,075,680
CytomX Therapeutics, Inc. (a)	17,554	26,858
Day One Biopharmaceuticals, Inc. (a)	14,924	224,606
Deciphera Pharmaceuticals, Inc. (a)	15,611	223,550
Denali Therapeutics, Inc. (a)	33,522	536,687
DermTech, Inc. (a)(b)	6,481	7,777
Design Therapeutics, Inc. (a)	5,658	13,409
Dynavax Technologies Corp. (a)(b)	34,872	450,546
Dyne Therapeutics, Inc. (a)	10,324	220,934
Eagle Pharmaceuticals, Inc. (a)	2,756	16,150
Editas Medicine, Inc. (a)	21,916	154,069
Emergent BioSolutions, Inc. (a)(b)	15,020	25,083
Enanta Pharmaceuticals, Inc. (a)	5,299	64,383
Erasca, Inc. (a)	22,616	37,769
Exelixis, Inc. (a)	84,131	1,830,691
Fate Therapeutics, Inc. (a)	22,975	141,526
FibroGen, Inc. (a)	22,852	43,876
G1 Therapeutics, Inc. (a)(b)	11,916	47,068
Generation Bio Co. (a)	14,013	26,344
Geron Corp. (a)(b)	130,485	240,092
Gossamer Bio, Inc. (a)	53,796	45,189
Gritstone Bio, Inc. (a)(b)	25,063	59,901
Halozyme Therapeutics, Inc. (a)	35,697	1,208,343
Heron Therapeutics, Inc. (a)(b)	37,981	91,534
HilleVax, Inc. (a)	7,211	102,180
Icosavax, Inc. (a)	9,502	145,476
Ideaya Biosciences, Inc. (a)	17,469	760,426
IGM Biosciences, Inc. (a)	4,160	43,763
ImmunityBio, Inc. (a)(b)	41,766	140,334
ImmunoGen, Inc. (a)	65,655	1,925,005
Immunovant, Inc. (a)	15,288	556,636
Inhibrx, Inc. (a)	7,183	276,761
Inovio Pharmaceuticals, Inc. (a)(b)	5,964	32,146
Inozyme Pharma, Inc. (a)	11,653	64,092
Insmed, Inc. (a)	38,832	1,079,530
Intellia Therapeutics, Inc. (a)	24,341	579,803
Ionis Pharmaceuticals, Inc. (a)	38,782	1,993,007
Iovance Biotherapeutics, Inc. (a)	59,600	460,708
Ironwood Pharmaceuticals, Inc. Class A (a)	37,085	526,236
iTeos Therapeutics, Inc. (a)	7,424	73,869
Janux Therapeutics, Inc. (a)(b)	5,287	45,257
Kalvista Pharmaceuticals, Inc. (a)	6,539	103,120
Karuna Therapeutics, Inc. (a)	9,717	3,045,502
Karyopharm Therapeutics, Inc. (a)(b)	27,065	20,312
Keros Therapeutics, Inc. (a)	6,320	349,875
Kezar Life Sciences, Inc. (a)	14,913	14,756
Kiniksa Pharmaceuticals Ltd. (a)	8,352	147,246
Kodiak Sciences, Inc. (a)	8,149	32,677
Krystal Biotech, Inc. (a)	6,653	740,146
Kura Oncology, Inc. (a)	19,891	400,605
Kymera Therapeutics, Inc. (a)	10,841	355,368
Lyell Immunopharma, Inc. (a)	42,984	78,661
Macrogenics, Inc. (a)	16,640	237,952
Madrigal Pharmaceuticals, Inc. (a)(b)	4,235	917,767
MannKind Corp. (a)	73,038	243,947
Mersana Therapeutics, Inc. (a)	27,478	86,830
MiMedx Group, Inc. (a)	31,178	241,318
Mirum Pharmaceuticals, Inc. (a)(b)	10,154	268,675
Morphic Holding, Inc. (a)	11,103	351,854
Mural Oncology PLC	4,469	19,619
Myriad Genetics, Inc. (a)	24,045	514,323
Natera, Inc. (a)	30,610	2,018,423
Neurocrine Biosciences, Inc. (a)	26,644	3,724,032
Novavax, Inc. (a)(b)	32,432	129,728
Nurix Therapeutics, Inc. (a)	12,085	95,472
Nuvalent, Inc. Class A (a)	8,627	648,492
Ocugen, Inc. (a)(b)	72,144	38,662
Omniab, Inc. (a)(c)	1,470	7,144
Omniab, Inc. (a)(c)	1,470	6,747
Organogenesis Holdings, Inc. Class A (a)	19,329	63,786
ORIC Pharmaceuticals, Inc. (a)(b)	10,675	117,318
PDL BioPharma, Inc. (a)(c)	15,583	2,533
PDS Biotechnology Corp. (a)(b)	8,470	45,315
PMV Pharmaceuticals, Inc. (a)	10,590	18,638
Poseida Therapeutics, Inc. (a)	18,427	63,389
Precigen, Inc. (a)	35,465	48,942
ProKidney Corp. (a)(b)	8,112	10,627
Protagonist Therapeutics, Inc. (a)	15,741	393,682
Prothena Corp. PLC (a)	10,690	303,489
PTC Therapeutics, Inc. (a)	20,402	532,288
Puma Biotechnology, Inc. (a)	11,035	51,865
RAPT Therapeutics, Inc. (a)	7,874	194,882
Recursion Pharmaceuticals, Inc. (a)(b)	43,073	405,317
REGENXBIO, Inc. (a)	10,835	133,487
Relay Therapeutics, Inc. (a)	24,959	230,871
Repligen Corp. (a)	14,088	2,668,267
Replimune Group, Inc. (a)	13,923	108,042
Revolution Medicines, Inc. (a)	34,979	970,667
Rhythm Pharmaceuticals, Inc. (a)	13,609	600,293
Rigel Pharmaceuticals, Inc. (a)	48,386	56,612
Rocket Pharmaceuticals, Inc. (a)	18,576	533,688
Sage Therapeutics, Inc. (a)	14,051	360,268
Sana Biotechnology, Inc. (a)(b)	25,928	142,345
Sangamo Therapeutics, Inc. (a)	38,523	17,605
Sarepta Therapeutics, Inc. (a)	25,349	3,016,278
Scholar Rock Holding Corp. (a)	12,920	180,234
Seres Therapeutics, Inc. (a)(b)	25,215	28,493
SpringWorks Therapeutics, Inc. (a)	16,962	748,533
Stoke Therapeutics, Inc. (a)(b)	7,339	35,521
Sutro Biopharma, Inc. (a)	15,112	65,586
Syndax Pharmaceuticals, Inc. (a)	20,795	426,090
Tango Therapeutics, Inc. (a)(b)	13,109	154,031
TG Therapeutics, Inc. (a)(b)	38,602	626,896
Travere Therapeutics, Inc. (a)	18,714	167,116
Twist Bioscience Corp. (a)(b)	15,612	505,829
Ultragenyx Pharmaceutical, Inc. (a)	22,215	979,904
uniQure B.V. (a)	12,450	69,222
United Therapeutics Corp. (a)	12,732	2,734,579
Vanda Pharmaceuticals, Inc. (a)	15,130	54,468
Vaxart, Inc. (a)(b)	43,670	51,531
Vaxcyte, Inc. (a)	23,439	1,674,013
Vera Therapeutics, Inc. (a)	9,513	346,463
Veracyte, Inc. (a)(b)	19,959	499,374
Vericel Corp. (a)	12,892	554,098
Verve Therapeutics, Inc. (a)(b)	12,490	135,142
Viking Therapeutics, Inc. (a)(b)	27,150	655,401
Vir Biotechnology, Inc. (a)	23,147	217,582
Viridian Therapeutics, Inc. (a)(b)	13,146	253,061
Voyager Therapeutics, Inc. (a)	8,338	60,617
X4 Pharmaceuticals, Inc. (a)	36,105	28,212
Xencor, Inc. (a)	16,292	304,660
Y-mAbs Therapeutics, Inc. (a)	7,876	100,734
Zentalis Pharmaceuticals, Inc. (a)	15,429	182,834
		73,450,868
Health Care Equipment & Supplies - 2.3%
Alphatec Holdings, Inc. (a)(b)	26,250	422,363
Angiodynamics, Inc. (a)	10,768	63,531
Artivion, Inc. (a)	10,404	173,955
Atricure, Inc. (a)	12,931	440,430
Atrion Corp.	359	122,060
Avanos Medical, Inc. (a)	12,758	244,826
AxoGen, Inc. (a)	11,370	109,948
Axonics, Inc. (a)	13,754	933,622
Beyond Air, Inc. (a)(b)	6,077	10,209
Butterfly Network, Inc. Class A (a)(b)	42,779	38,548
Cerus Corp. (a)	48,134	87,123
CONMED Corp.	8,296	793,098
Cutera, Inc. (a)(b)	4,821	12,727
CVRx, Inc. (a)	3,055	76,742
Dentsply Sirona, Inc.	57,278	1,990,411
Embecta Corp.	15,320	262,585
Enovis Corp. (a)	13,423	787,930
Envista Holdings Corp. (a)	46,422	1,090,917
Glaukos Corp. (a)	13,207	1,175,819
Globus Medical, Inc. (a)	31,232	1,648,737
Haemonetics Corp. (a)	13,712	1,048,420
ICU Medical, Inc. (a)(b)	5,463	500,028
Inari Medical, Inc. (a)	13,892	791,149
Inogen, Inc. (a)	6,294	44,782
Inspire Medical Systems, Inc. (a)	7,990	1,684,851
Integer Holdings Corp. (a)	9,043	916,237
Integra LifeSciences Holdings Corp. (a)	18,518	743,498
iRhythm Technologies, Inc. (a)	8,275	991,180
Lantheus Holdings, Inc. (a)	18,593	965,534
LeMaitre Vascular, Inc.	5,324	309,005
LivaNova PLC (a)	14,559	708,732
Masimo Corp. (a)(b)	11,999	1,547,151
Merit Medical Systems, Inc. (a)	15,608	1,222,106
Neogen Corp. (a)(b)	53,233	825,112
Nevro Corp. (a)	9,700	160,632
Novocure Ltd. (a)	26,444	368,100
Omnicell, Inc. (a)	12,406	399,101
OraSure Technologies, Inc. (a)	19,647	144,798
Orthofix International NV (a)	9,840	136,678
OrthoPediatrics Corp. (a)	4,183	109,260
Outset Medical, Inc. (a)	13,088	39,788
Paragon 28, Inc. (a)	9,947	126,128
Penumbra, Inc. (a)	10,463	2,638,664
PROCEPT BioRobotics Corp. (a)(b)	11,939	552,776
Pulmonx Corp. (a)	10,174	135,111
QuidelOrtho Corp. (a)	13,368	915,842
RxSight, Inc. (a)	6,146	279,704
Semler Scientific, Inc. (a)	1,432	63,423
Senseonics Holdings, Inc. (a)(b)	146,460	82,340
Shockwave Medical, Inc. (a)	10,005	2,263,631
SI-BONE, Inc. (a)	10,145	205,030
Sight Sciences, Inc. (a)	8,470	35,913
Silk Road Medical, Inc. (a)	10,400	157,352
Staar Surgical Co. (a)(b)	13,313	372,897
SurModics, Inc. (a)	3,793	133,552
Tactile Systems Technology, Inc. (a)	6,180	93,751
Tandem Diabetes Care, Inc. (a)	17,640	402,192
TransMedics Group, Inc. (a)	8,864	760,265
Treace Medical Concepts, Inc. (a)	11,577	156,058
UFP Technologies, Inc. (a)	1,908	321,517
Varex Imaging Corp. (a)	10,925	210,525
Zimvie, Inc. (a)	7,056	123,339
Zomedica Corp. (a)(b)	274,634	36,773
Zynex, Inc. (a)(b)	5,350	63,344
		34,271,850
Health Care Providers & Services - 2.3%
23andMe Holding Co. Class A (a)	81,068	59,269
Acadia Healthcare Co., Inc. (a)	24,981	2,051,939
Accolade, Inc. (a)	18,931	214,299
AdaptHealth Corp. (a)	21,974	158,652
Addus HomeCare Corp. (a)	4,410	381,906
Agiliti, Inc. (a)(b)	9,611	68,142
agilon health, Inc. (a)(b)	80,970	476,913
Alignment Healthcare, Inc. (a)	26,302	176,223
Amedisys, Inc. (a)	8,805	830,047
AMN Healthcare Services, Inc. (a)	10,254	758,899
Apollo Medical Holdings, Inc. (a)(b)	11,260	391,285
Brookdale Senior Living, Inc. (a)	51,077	279,391
CareMax, Inc. Class A (a)	17,717	6,084
Castle Biosciences, Inc. (a)	7,282	168,069
Chemed Corp.	4,079	2,417,990
Clover Health Investments Corp. (a)(b)	91,113	87,304
Community Health Systems, Inc. (a)	34,524	126,703
Corvel Corp. (a)	2,452	577,054
Cross Country Healthcare, Inc. (a)	9,060	192,525
DaVita, Inc. (a)	14,595	1,578,595
DocGo, Inc. Class A (a)(b)	23,772	87,956
Encompass Health Corp.	27,119	1,926,534
Enhabit Home Health & Hospice (a)(b)	13,587	137,093
Fulgent Genetics, Inc. (a)	5,456	134,163
Guardant Health, Inc. (a)	32,046	702,769
HealthEquity, Inc. (a)	23,193	1,752,927
Henry Schein, Inc. (a)	35,394	2,648,887
Hims & Hers Health, Inc. (a)	40,028	343,440
Invitae Corp. (a)(b)	80,531	31,407
LifeStance Health Group, Inc. (a)	24,399	145,906
Modivcare, Inc. (a)	3,314	131,798
National Healthcare Corp. (b)	3,642	338,852
National Research Corp. Class A	3,885	153,069
NeoGenomics, Inc. (a)	34,388	510,662
Opko Health, Inc. (a)(b)	118,361	120,728
Option Care Health, Inc. (a)	48,040	1,500,770
Owens & Minor, Inc. (a)	20,607	406,164
Patterson Companies, Inc. (b)	23,010	687,079
Pediatrix Medical Group, Inc. (a)	22,079	206,659
Pennant Group, Inc. (a)	7,966	119,570
PetIQ, Inc. Class A (a)	6,818	122,519
Premier, Inc.	32,527	703,234
Privia Health Group, Inc. (a)	28,009	564,661
Progyny, Inc. (a)	22,563	859,425
R1 RCM, Inc. (a)	53,316	545,956
RadNet, Inc. (a)	16,306	602,833
Select Medical Holdings Corp.	28,514	741,079
Surgery Partners, Inc. (a)	19,858	609,442
Tenet Healthcare Corp. (a)	27,521	2,277,088
The Ensign Group, Inc.	15,304	1,732,719
The Joint Corp. (a)	4,120	40,211
U.S. Physical Therapy, Inc.	4,055	374,114
Universal Health Services, Inc. Class B	16,524	2,624,176
		34,885,179
Health Care Technology - 0.3%
American Well Corp. (a)	69,049	72,501
Certara, Inc. (a)	29,103	470,304
Computer Programs & Systems, Inc. (a)	3,798	38,474
Definitive Healthcare Corp. (a)(b)	13,696	116,416
Doximity, Inc. (a)	31,989	862,104
Evolent Health, Inc. Class A (a)	31,165	916,563
GoodRx Holdings, Inc. (a)(b)	21,468	128,808
Health Catalyst, Inc. (a)	15,800	154,366
HealthStream, Inc.	6,582	175,213
MultiPlan Corp. Class A (a)	73,212	73,944
OptimizeRx Corp. (a)	5,150	72,718
Phreesia, Inc. (a)	14,237	362,759
Schrodinger, Inc. (a)(b)	14,763	390,481
Sharecare, Inc. Class A (a)	82,484	93,207
Simulations Plus, Inc.	4,387	166,267
Teladoc Health, Inc. (a)(b)	44,742	869,337
Veradigm, Inc. (a)	29,337	267,847
		5,231,309
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	28,216	1,175,761
Adaptive Biotechnologies Corp. (a)	30,461	111,792
Akoya Biosciences, Inc. (a)	6,080	30,886
Azenta, Inc. (a)	16,337	1,065,172
Bio-Rad Laboratories, Inc. Class A (a)	5,683	1,823,618
BioLife Solutions, Inc. (a)	9,550	162,350
BioNano Genomics, Inc. (a)(b)	11,933	14,081
Bruker Corp.	25,121	1,796,403
Codexis, Inc. (a)	19,322	50,817
CryoPort, Inc. (a)	13,150	190,807
Cytek Biosciences, Inc. (a)	26,880	202,944
Lifecore Biomedical (a)	6,797	44,384
Maravai LifeSciences Holdings, Inc. (a)	29,650	171,970
MaxCyte, Inc. (a)	27,893	141,975
Medpace Holdings, Inc. (a)	6,314	1,841,036
Mesa Laboratories, Inc.	1,364	124,970
Nanostring Technologies, Inc. (a)(b)	11,369	4,679
OmniAb, Inc. (a)	25,583	148,381
Pacific Biosciences of California, Inc. (a)(b)	67,436	439,008
Quanterix Corp. (a)	9,416	207,999
Quantum-Si, Inc. (a)(b)	23,236	36,248
Seer, Inc. (a)	10,451	17,976
Sotera Health Co. (a)	26,540	390,669
		10,193,926
Pharmaceuticals - 1.2%
Aclaris Therapeutics, Inc. (a)	14,509	16,830
Amneal Intermediate, Inc. (a)	28,906	154,647
Amphastar Pharmaceuticals, Inc. (a)	10,124	540,217
Amylyx Pharmaceuticals, Inc. (a)	10,933	174,928
ANI Pharmaceuticals, Inc. (a)	4,105	229,141
Arvinas Holding Co. LLC (a)	14,896	618,184
Assertio Holdings, Inc. (a)	24,977	22,045
Atea Pharmaceuticals, Inc. (a)	20,337	84,602
Axsome Therapeutics, Inc. (a)(b)	10,470	942,614
Cara Therapeutics, Inc. (a)	12,129	6,860
Cassava Sciences, Inc. (a)(b)	10,762	257,750
Collegium Pharmaceutical, Inc. (a)	8,870	292,355
Corcept Therapeutics, Inc. (a)(b)	24,415	515,157
CymaBay Therapeutics, Inc. (a)	29,130	684,846
Edgewise Therapeutics, Inc. (a)	11,504	205,116
Elanco Animal Health, Inc. (a)	133,586	1,969,058
Esperion Therapeutics, Inc. (a)(b)	27,931	59,772
Evolus, Inc. (a)	11,801	149,755
Fulcrum Therapeutics, Inc. (a)	13,254	95,694
Harmony Biosciences Holdings, Inc. (a)	8,944	282,094
Harrow, Inc. (a)(b)	8,780	83,673
Innoviva, Inc. (a)(b)	15,150	245,430
Intra-Cellular Therapies, Inc. (a)	24,292	1,635,823
Jazz Pharmaceuticals PLC (a)	17,015	2,088,081
Ligand Pharmaceuticals, Inc. Class B (a)	4,439	324,491
Liquidia Corp. (a)	12,909	164,977
Marinus Pharmaceuticals, Inc. (a)(b)	14,850	144,639
Mind Medicine (MindMed), Inc. (a)(b)	8,658	33,420
Nektar Therapeutics (a)	51,101	27,712
NGM Biopharmaceuticals, Inc. (a)	10,747	16,443
Nuvation Bio, Inc. (a)	37,113	60,123
Ocular Therapeutix, Inc. (a)	20,813	101,151
Omeros Corp. (a)(b)	16,529	53,554
Organon & Co.	69,219	1,152,496
Pacira Biosciences, Inc. (a)	12,568	409,591
Perrigo Co. PLC	36,758	1,179,197
Phathom Pharmaceuticals, Inc. (a)(b)	9,337	62,558
Phibro Animal Health Corp. Class A	5,513	59,596
Pliant Therapeutics, Inc. (a)	13,990	250,701
Prestige Brands Holdings, Inc. (a)	13,483	829,744
Revance Therapeutics, Inc. (a)(b)	23,654	118,980
Scilex Holding Co.	12,947	20,171
SIGA Technologies, Inc. (b)	10,982	53,592
Supernus Pharmaceuticals, Inc. (a)	14,891	412,183
Tarsus Pharmaceuticals, Inc. (a)(b)	7,209	196,373
Theravance Biopharma, Inc. (a)(b)	9,771	92,629
Ventyx Biosciences, Inc. (a)	12,655	26,702
WAVE Life Sciences (a)	17,417	75,241
Xeris Biopharma Holdings, Inc. (a)(b)	37,022	91,074
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	0
		17,312,010
TOTAL HEALTH CARE		175,345,142
INDUSTRIALS - 20.2%
Aerospace & Defense - 1.2%
AAR Corp. (a)	9,128	555,165
AeroVironment, Inc. (a)	7,130	860,163
AerSale Corp. (a)(b)	7,635	71,006
Archer Aviation, Inc. Class A (a)(b)	50,300	242,949
Astronics Corp. (a)	7,694	130,106
BWX Technologies, Inc.	24,755	2,017,037
Cadre Holdings, Inc.	4,838	164,444
Curtiss-Wright Corp.	10,340	2,301,374
Ducommun, Inc. (a)	3,635	179,387
Hexcel Corp.	22,777	1,512,165
Huntington Ingalls Industries, Inc.	10,752	2,783,908
Kaman Corp.	7,660	345,083
Kratos Defense & Security Solutions, Inc. (a)	35,016	592,821
Mercury Systems, Inc. (a)	14,119	418,770
Moog, Inc. Class A	7,796	1,089,881
National Presto Industries, Inc.	1,447	114,559
Park Aerospace Corp.	4,941	72,880
Rocket Lab U.S.A., Inc. Class A (a)(b)	71,385	346,217
Spirit AeroSystems Holdings, Inc. Class A (a)(b)	30,978	850,656
Terran Orbital Corp. Class A (a)(b)	39,877	33,006
Triumph Group, Inc. (a)	20,848	337,738
V2X, Inc. (a)	3,147	122,387
Virgin Galactic Holdings, Inc. (a)(b)	96,735	172,188
Woodward, Inc.	16,359	2,253,779
		17,567,669
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	13,810	213,917
Forward Air Corp.	6,954	308,271
GXO Logistics, Inc. (a)	32,301	1,756,528
Hub Group, Inc. Class A (a)	16,978	768,764
		3,047,480
Building Products - 3.2%
A.O. Smith Corp.	33,237	2,579,524
AAON, Inc.	18,282	1,282,665
Advanced Drain Systems, Inc.	18,588	2,424,247
Allegion PLC	23,770	2,944,865
American Woodmark Corp. (a)	4,452	406,379
Apogee Enterprises, Inc.	5,903	311,737
Armstrong World Industries, Inc.	11,971	1,187,643
AZZ, Inc.	6,785	423,723
Builders FirstSource, Inc. (a)	33,433	5,808,315
Carlisle Companies, Inc.	13,185	4,143,518
CSW Industrials, Inc.	4,217	892,191
Fortune Brands Innovations, Inc.	34,169	2,651,173
Gibraltar Industries, Inc. (a)	8,231	666,053
Griffon Corp.	11,056	644,123
Hayward Holdings, Inc. (a)	34,377	430,400
Insteel Industries, Inc.	5,243	181,565
Janus International Group, Inc. (a)	25,002	353,778
Jeld-Wen Holding, Inc. (a)	23,169	430,943
Lennox International, Inc.	8,656	3,706,153
Masonite International Corp. (a)	5,961	548,710
MasterBrand, Inc. (a)	34,239	481,743
Owens Corning	24,063	3,646,266
PGT Innovations, Inc. (a)	15,412	635,283
Quanex Building Products Corp.	9,054	282,666
Resideo Technologies, Inc. (a)	39,640	664,763
Simpson Manufacturing Co. Ltd.	11,578	2,095,502
Tecnoglass, Inc.	5,532	254,527
The AZEK Co., Inc. (a)	40,512	1,562,143
Trex Co., Inc. (a)	29,430	2,397,956
UFP Industries, Inc.	16,804	1,906,414
Zurn Elkay Water Solutions Cor	38,182	1,132,096
		47,077,064
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	17,697	721,861
ACCO Brands Corp.	25,923	157,612
ACV Auctions, Inc. Class A (a)	37,099	481,174
Aris Water Solution, Inc. Class A	6,705	58,334
Brady Corp. Class A	12,098	728,663
BrightView Holdings, Inc. (a)	10,051	89,755
Casella Waste Systems, Inc. Class A (a)	15,453	1,318,759
CECO Environmental Corp. (a)	7,825	151,257
Cimpress PLC (a)	4,864	365,870
Clean Harbors, Inc. (a)	13,657	2,293,830
CoreCivic, Inc. (a)	30,689	436,398
Deluxe Corp.	11,935	225,691
Driven Brands Holdings, Inc. (a)	16,690	218,806
Ennis, Inc.	7,147	145,584
Enviri Corp. (a)	21,756	187,319
Healthcare Services Group, Inc. (a)	19,857	187,450
HNI Corp.	12,579	512,217
Interface, Inc.	15,666	194,415
Liquidity Services, Inc. (a)	6,034	105,293
Matthews International Corp. Class A	8,289	272,708
Millerknoll, Inc.	19,853	527,891
Montrose Environmental Group, Inc. (a)	7,463	217,994
MSA Safety, Inc.	10,003	1,650,795
OpenLane, Inc. (a)	29,384	413,727
Pitney Bowes, Inc.	41,066	168,781
Rollins, Inc.	76,006	3,291,820
SP Plus Corp. (a)	5,257	271,945
Steelcase, Inc. Class A	25,437	322,541
Stericycle, Inc. (a)	25,047	1,202,256
Tetra Tech, Inc.	14,426	2,281,905
The Brink's Co.	12,232	988,835
The GEO Group, Inc. (a)	32,999	366,949
UniFirst Corp.	4,088	692,589
Vestis Corp.	35,364	756,790
Viad Corp. (a)	5,631	186,161
VSE Corp.	3,675	228,254
		22,422,229
Construction & Engineering - 1.5%
AECOM	37,561	3,312,505
Ameresco, Inc. Class A (a)(b)	8,641	176,536
API Group Corp. (a)	55,588	1,752,134
Arcosa, Inc.	13,225	1,035,253
Argan, Inc.	3,369	149,348
Comfort Systems U.S.A., Inc.	9,678	2,104,675
Construction Partners, Inc. Class A (a)	11,815	537,583
Dycom Industries, Inc. (a)	7,926	885,334
EMCOR Group, Inc.	12,736	2,905,209
Fluor Corp. (a)	46,193	1,741,938
Granite Construction, Inc.	11,872	535,546
Great Lakes Dredge & Dock Corp. (a)	18,198	139,033
MasTec, Inc. (a)	16,351	1,073,770
MDU Resources Group, Inc.	54,946	1,071,996
MYR Group, Inc. (a)	4,529	651,497
Northwest Pipe Co. (a)	2,724	82,728
Primoris Services Corp.	14,357	470,910
Sterling Construction Co., Inc. (a)	8,333	625,808
Tutor Perini Corp. (a)	11,765	105,414
Valmont Industries, Inc.	5,662	1,277,970
Willscot Mobile Mini Holdings (a)	51,923	2,455,958
		23,091,145
Electrical Equipment - 2.0%
Acuity Brands, Inc.	8,384	1,996,733
Allient, Inc.	3,751	104,503
Array Technologies, Inc. (a)(b)	38,388	508,257
Atkore, Inc.	10,262	1,565,263
Babcock & Wilcox Enterprises, Inc. (a)	15,843	20,913
Beam Global (a)(b)	3,434	23,454
Blink Charging Co. (a)(b)	15,082	36,197
Bloom Energy Corp. Class A (a)(b)	57,269	648,285
ChargePoint Holdings, Inc. Class A (a)(b)	83,003	157,706
Encore Wire Corp.	4,272	963,336
Energy Vault Holdings, Inc. Class A (a)(b)	21,226	32,264
EnerSys	10,931	1,044,676
Enovix Corp. (a)(b)	37,728	351,248
Eos Energy Enterprises, Inc. (a)(b)	42,002	46,622
Fluence Energy, Inc. (a)(b)	15,671	311,383
FTC Solar, Inc. (a)(b)	17,535	8,794
FuelCell Energy, Inc. (a)(b)	123,058	147,670
Generac Holdings, Inc. (a)	16,655	1,893,174
GrafTech International Ltd.	52,422	69,721
Hubbell, Inc. Class B	14,526	4,874,490
LSI Industries, Inc.	7,487	102,272
NuScale Power Corp. (a)(b)	12,506	36,142
nVent Electric PLC	44,968	2,699,879
Plug Power, Inc. (a)(b)	146,623	652,472
Powell Industries, Inc.	2,457	291,228
Regal Rexnord Corp.	17,985	2,400,278
Sensata Technologies, Inc. PLC	40,886	1,478,847
SES AI Corp. Class A (a)(b)	40,053	52,469
Shoals Technologies Group, Inc. (a)	46,060	606,610
Stem, Inc. (a)(b)	39,692	117,488
SunPower Corp. (a)(b)	23,402	70,908
Sunrun, Inc. (a)(b)	58,720	850,266
Thermon Group Holdings, Inc. (a)	9,228	302,494
TPI Composites, Inc. (a)(b)	11,068	29,884
Vertiv Holdings Co.	95,053	5,354,335
Vicor Corp. (a)	6,043	227,640
		30,077,901
Ground Transportation - 1.3%
ArcBest Corp.	6,398	762,194
Avis Budget Group, Inc. (b)	4,986	816,258
Covenant Transport Group, Inc. Class A	2,057	99,435
Daseke, Inc. (a)	11,481	93,455
FTAI Infrastructure LLC	27,029	115,144
Heartland Express, Inc.	12,189	157,848
Hertz Global Holdings, Inc. (a)(b)	35,919	299,924
Knight-Swift Transportation Holdings, Inc. Class A	43,724	2,508,883
Landstar System, Inc.	9,755	1,870,229
Lyft, Inc. (a)	93,495	1,167,753
Marten Transport Ltd.	15,675	289,988
RXO, Inc. (a)	31,654	658,403
Ryder System, Inc.	11,998	1,362,613
Saia, Inc. (a)	7,194	3,241,473
Schneider National, Inc. Class B	10,086	247,309
TuSimple Holdings, Inc. (a)(b)	36,274	8,358
U-Haul Holding Co. (a)(b)	2,814	186,456
U-Haul Holding Co. (non-vtg.)	26,569	1,696,962
Universal Logistics Holdings, Inc.	1,768	53,959
Werner Enterprises, Inc.	17,236	681,684
XPO, Inc. (a)	31,417	2,684,268
		19,002,596
Machinery - 4.3%
3D Systems Corp. (a)	36,628	175,448
AGCO Corp.	16,819	2,057,468
Alamo Group, Inc.	2,807	595,870
Albany International Corp. Class A	8,448	751,112
Allison Transmission Holdings, Inc.	24,225	1,466,582
Astec Industries, Inc.	6,100	217,160
Barnes Group, Inc.	13,627	451,190
Blue Bird Corp. (a)	4,797	139,737
Chart Industries, Inc. (a)(b)	11,389	1,329,324
Columbus McKinnon Corp. (NY Shares)	7,793	304,473
Crane Co.	13,228	1,641,727
Desktop Metal, Inc. (a)(b)	63,214	41,007
Donaldson Co., Inc.	32,607	2,106,086
Douglas Dynamics, Inc.	6,281	157,967
Energy Recovery, Inc. (a)	15,395	238,776
Enerpac Tool Group Corp. Class A	14,669	458,113
EnPro Industries, Inc.	5,650	843,997
ESAB Corp.	15,335	1,318,657
ESCO Technologies, Inc.	6,970	710,034
Federal Signal Corp.	16,475	1,268,246
Flowserve Corp.	35,442	1,415,199
Franklin Electric Co., Inc.	10,745	1,012,824
Gates Industrial Corp. PLC (a)	39,821	512,894
Gorman-Rupp Co.	6,496	216,901
Graco, Inc.	45,682	3,896,675
Helios Technologies, Inc.	8,939	368,823
Hillenbrand, Inc.	18,941	882,082
Hillman Solutions Corp. Class A (a)	52,902	465,009
Hyliion Holdings Corp. Class A (a)	34,803	36,543
Hyster-Yale Materials Handling, Inc. Class A	2,973	195,386
ITT, Inc.	22,213	2,682,886
John Bean Technologies Corp.	8,637	852,990
Kadant, Inc.	3,176	908,336
Kennametal, Inc.	21,523	527,744
Lincoln Electric Holdings, Inc. (b)	15,484	3,440,854
Lindsay Corp.	2,994	389,549
Luxfer Holdings PLC sponsored	7,406	60,951
Manitowoc Co., Inc. (a)	9,383	151,066
Microvast Holdings, Inc. (a)(b)	59,501	55,812
Middleby Corp. (a)	14,536	2,050,594
Mueller Industries, Inc.	30,806	1,478,688
Mueller Water Products, Inc. Class A	42,234	579,028
Nikola Corp. (a)(b)	250,489	187,190
Nordson Corp.	14,644	3,686,188
Omega Flex, Inc.	949	66,202
Oshkosh Corp.	17,727	1,951,743
Pentair PLC	44,780	3,276,553
Proto Labs, Inc. (a)	6,967	251,439
RBC Bearings, Inc. (a)	7,878	2,115,558
REV Group, Inc.	8,103	158,171
Shyft Group, Inc. (The)	8,844	95,781
Snap-On, Inc.	14,258	4,133,822
SPX Technologies, Inc. (a)	12,368	1,244,716
Standex International Corp.	3,208	473,693
Tennant Co.	5,055	477,799
Terex Corp.	18,250	1,121,098
The Greenbrier Companies, Inc.	8,437	383,546
Timken Co.	17,596	1,441,288
Titan International, Inc. (a)	13,997	206,596
Toro Co.	28,130	2,601,462
Trinity Industries, Inc.	22,140	556,600
Velo3D, Inc. (a)(b)	24,994	7,836
Wabash National Corp.	12,598	318,729
Watts Water Technologies, Inc. Class A	7,417	1,468,640
		64,678,458
Marine Transportation - 0.2%
Eagle Bulk Shipping, Inc. (b)	1,787	98,517
Genco Shipping & Trading Ltd.	11,632	204,025
Kirby Corp. (a)	16,006	1,259,032
Matson, Inc.	9,462	1,060,028
		2,621,602
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	34,813	1,247,350
Allegiant Travel Co.	4,061	318,382
American Airlines Group, Inc. (a)	176,776	2,515,522
Blade Air Mobility, Inc. (a)	14,814	44,146
Frontier Group Holdings, Inc. (a)(b)	10,536	51,310
Hawaiian Holdings, Inc. (a)	13,848	197,334
JetBlue Airways Corp. (a)	90,395	479,997
Joby Aviation, Inc. (a)(b)	99,413	542,795
SkyWest, Inc. (a)	11,040	587,990
Spirit Airlines, Inc. (b)	29,518	185,668
Sun Country Airlines Holdings, Inc. (a)	10,849	147,655
		6,318,149
Professional Services - 2.8%
Alight, Inc. Class A (a)	98,903	882,215
ASGN, Inc. (a)	12,752	1,183,641
Barrett Business Services, Inc.	1,795	201,525
Booz Allen Hamilton Holding Corp. Class A	35,296	4,968,618
CACI International, Inc. Class A (a)	6,028	2,072,004
CBIZ, Inc. (a)	13,541	862,020
Clarivate PLC (a)(b)	116,555	1,042,002
Concentrix Corp.	12,781	1,135,847
Conduent, Inc. (a)	45,342	163,231
CRA International, Inc.	1,925	206,437
CSG Systems International, Inc.	7,681	386,431
Dayforce, Inc. (a)	42,280	2,939,306
Dun & Bradstreet Holdings, Inc.	63,140	731,793
ExlService Holdings, Inc. (a)(b)	44,667	1,397,184
Exponent, Inc.	13,739	1,211,642
First Advantage Corp.	13,651	223,467
FiscalNote Holdings, Inc. Class A (a)	19,975	24,769
Forrester Research, Inc. (a)	3,011	76,720
Franklin Covey Co. (a)	3,065	123,949
FTI Consulting, Inc. (a)	9,618	1,842,905
Genpact Ltd.	45,216	1,623,254
Heidrick & Struggles International, Inc.	5,579	167,203
HireRight Holdings Corp. (a)	3,210	39,804
Huron Consulting Group, Inc. (a)	5,078	525,725
ICF International, Inc.	4,667	648,900
Insperity, Inc.	9,567	1,097,239
KBR, Inc.	36,567	1,905,506
Kelly Services, Inc. Class A (non-vtg.)	8,748	179,771
Kforce, Inc.	5,085	347,560
Korn Ferry	14,276	837,573
LegalZoom.com, Inc. (a)	32,107	331,023
Manpower, Inc.	13,176	976,869
Maximus, Inc.	16,480	1,336,858
NV5 Global, Inc. (a)	3,478	364,807
Parsons Corp. (a)	11,030	718,605
Paycor HCM, Inc. (a)(b)	17,420	338,471
Paylocity Holding Corp. (a)	11,730	1,858,149
Planet Labs PBC Class A (a)(b)	52,083	117,708
RCM Technologies, Inc. (a)	1,566	43,143
Resources Connection, Inc.	8,519	114,666
Robert Half, Inc.	28,721	2,284,468
Science Applications International Corp.	14,333	1,829,751
Sterling Check Corp. (a)(b)	8,045	109,734
TaskUs, Inc. (a)	5,288	65,783
TriNet Group, Inc. (a)	8,502	966,677
TrueBlue, Inc. (a)	8,273	114,002
Ttec Holdings, Inc.	5,182	105,609
Upwork, Inc. (a)	33,849	464,070
Verra Mobility Corp. (a)	45,062	1,077,432
		42,266,066
Trading Companies & Distributors - 1.6%
Air Lease Corp. Class A	27,762	1,160,729
Alta Equipment Group, Inc.	6,250	66,875
Applied Industrial Technologies, Inc.	10,480	1,849,301
Beacon Roofing Supply, Inc. (a)	15,776	1,307,673
BlueLinx Corp. (a)	2,354	271,510
Boise Cascade Co.	10,737	1,454,434
Core & Main, Inc. (a)	37,047	1,530,412
Custom Truck One Source, Inc. Class A (a)	16,222	106,092
DNOW, Inc. (a)	28,933	291,934
DXP Enterprises, Inc. (a)	3,664	118,054
GATX Corp.	9,533	1,169,222
Global Industrial Co.	3,460	147,154
GMS, Inc. (a)	11,022	927,612
H&E Equipment Services, Inc.	8,750	470,663
Herc Holdings, Inc.	7,665	1,130,511
Hudson Technologies, Inc. (a)	10,649	135,029
McGrath RentCorp.	6,617	831,426
MRC Global, Inc. (a)	22,801	243,059
MSC Industrial Direct Co., Inc. Class A	12,563	1,239,717
Rush Enterprises, Inc. Class A	16,659	748,156
SiteOne Landscape Supply, Inc. (a)	12,231	1,890,301
Textainer Group Holdings Ltd.	11,168	554,491
Titan Machinery, Inc. (a)	5,562	148,672
Transcat, Inc. (a)	2,393	263,326
Watsco, Inc.	9,175	3,587,242
WESCO International, Inc.	11,904	2,065,582
Xometry, Inc. (a)(b)	11,111	357,552
		24,066,729
TOTAL INDUSTRIALS		302,237,088
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	19,441	121,798
Aviat Networks, Inc. (a)	3,131	93,398
Calix, Inc. (a)	15,917	528,126
Cambium Networks Corp. (a)	3,050	12,963
Ciena Corp. (a)	40,019	2,121,007
Clearfield, Inc. (a)(b)	3,421	86,175
CommScope Holding Co., Inc. (a)	56,751	131,662
Comtech Telecommunications Corp.	7,638	48,349
Digi International, Inc. (a)	9,691	235,588
DZS, Inc. (a)	6,333	9,879
Extreme Networks, Inc. (a)	35,191	475,430
Harmonic, Inc. (a)	30,377	355,411
Infinera Corp. (a)(b)	53,835	265,945
Juniper Networks, Inc.	86,332	3,190,831
Lumentum Holdings, Inc. (a)	18,115	995,238
NETGEAR, Inc. (a)	8,104	115,077
NetScout Systems, Inc. (a)	19,344	416,089
Ribbon Communications, Inc. (a)	23,992	72,936
ViaSat, Inc. (a)(b)	20,255	450,269
Viavi Solutions, Inc. (a)	60,467	594,391
		10,320,562
Electronic Equipment, Instruments & Components - 2.3%
908 Devices, Inc. (a)(b)	6,711	47,514
Advanced Energy Industries, Inc.	10,096	1,051,801
Aeva Technologies, Inc. (a)	26,633	22,691
Akoustis Technologies, Inc. (a)(b)	18,614	10,675
Arlo Technologies, Inc. (a)	25,602	227,346
Arrow Electronics, Inc. (a)	14,672	1,630,793
Avnet, Inc.	24,524	1,110,937
Badger Meter, Inc.	7,957	1,145,728
Bel Fuse, Inc. Class B (non-vtg.)	2,684	179,452
Belden, Inc.	11,261	835,341
Benchmark Electronics, Inc.	9,720	263,606
Cognex Corp.	46,628	1,685,136
Coherent Corp. (a)	35,715	1,697,891
Crane Nxt Co.	13,047	760,379
CTS Corp.	8,521	349,872
ePlus, Inc. (a)	7,304	551,744
Evolv Technologies Holdings, Inc. (a)	21,373	93,400
Fabrinet (a)	9,846	2,102,219
FARO Technologies, Inc. (a)(b)	5,058	114,513
Insight Enterprises, Inc. (a)	7,501	1,385,735
IPG Photonics Corp. (a)	8,034	786,448
Itron, Inc. (a)	12,280	885,879
Jabil, Inc.	34,660	4,342,551
Kimball Electronics, Inc. (a)	6,858	163,083
Knowles Corp. (a)	24,642	401,911
Lightwave Logic, Inc. (a)(b)	31,772	136,937
Littelfuse, Inc.	6,754	1,633,793
Luna Innovations, Inc. (a)(b)	9,043	64,838
Methode Electronics, Inc. Class A	9,746	202,327
MicroVision, Inc. (a)(b)	50,368	119,876
Mirion Technologies, Inc. Class A (a)	48,787	461,037
Napco Security Technologies, Inc.	7,812	271,467
nLIGHT, Inc. (a)	12,547	162,860
Novanta, Inc. (a)	9,713	1,501,144
OSI Systems, Inc. (a)	4,239	542,719
Ouster, Inc. (a)(b)	8,943	46,682
Par Technology Corp. (a)(b)	7,619	346,969
PC Connection, Inc.	3,094	199,594
Plexus Corp. (a)	7,427	703,485
Richardson Electronics Ltd.	2,944	28,969
Rogers Corp. (a)	4,532	522,404
Sanmina Corp. (a)	15,484	926,253
ScanSource, Inc. (a)	6,741	264,652
Smartrent, Inc. (a)(b)	49,342	145,559
TD SYNNEX Corp.	13,877	1,387,422
TTM Technologies, Inc. (a)	27,819	386,962
Vishay Intertechnology, Inc.	34,444	748,468
Vishay Precision Group, Inc. (a)	3,344	106,607
Vontier Corp.	41,759	1,444,444
Vuzix Corp. (a)(b)	15,573	26,007
		34,228,120
IT Services - 0.6%
Amdocs Ltd.	32,248	2,956,497
BigCommerce Holdings, Inc. (a)	17,735	145,072
Couchbase, Inc. (a)	8,113	202,825
Digitalocean Holdings, Inc. (a)(b)	13,746	463,515
DXC Technology Co. (a)	52,319	1,140,554
Edgio, Inc. (a)(b)	33,394	8,689
Fastly, Inc. Class A (a)	32,738	658,689
Grid Dynamics Holdings, Inc. (a)	14,809	193,257
Hackett Group, Inc.	6,531	150,997
Kyndryl Holdings, Inc. (a)	62,197	1,276,282
Perficient, Inc. (a)	9,428	642,330
Rackspace Technology, Inc. (a)(b)	18,636	31,308
Squarespace, Inc. Class A (a)	13,839	429,009
Thoughtworks Holding, Inc. (a)(b)	24,787	116,003
Tucows, Inc. (a)(b)	2,592	59,927
Unisys Corp. (a)	18,427	124,198
		8,599,152
Semiconductors & Semiconductor Equipment - 1.9%
ACM Research, Inc. (a)	12,682	218,384
AEHR Test Systems (a)(b)	7,036	104,485
Allegro MicroSystems LLC (a)(b)	19,263	499,682
Alpha & Omega Semiconductor Ltd. (a)	6,119	157,014
Ambarella, Inc. (a)	10,201	536,165
Amkor Technology, Inc.	27,880	882,681
Axcelis Technologies, Inc. (a)	8,884	1,155,364
CEVA, Inc. (a)	6,394	122,765
Cirrus Logic, Inc. (a)	14,563	1,124,264
Cohu, Inc. (a)	12,877	410,261
Credo Technology Group Holding Ltd. (a)	33,989	697,114
Diodes, Inc. (a)	12,495	841,163
FormFactor, Inc. (a)	21,095	817,853
Ichor Holdings Ltd. (a)	7,922	286,776
Impinj, Inc. (a)	6,158	597,203
indie Semiconductor, Inc. (a)(b)	35,263	214,046
Kulicke & Soffa Industries, Inc.	15,264	768,084
Lattice Semiconductor Corp. (a)	37,409	2,276,712
MACOM Technology Solutions Holdings, Inc. (a)	14,663	1,264,390
MaxLinear, Inc. Class A (a)	20,158	419,690
Meta Materials, Inc. (a)(b)	1,127	4,305
MKS Instruments, Inc.	17,034	1,813,269
Navitas Semiconductor Corp. (a)	34,083	195,296
NVE Corp.	1,326	106,067
Onto Innovation, Inc. (a)	13,295	2,147,143
PDF Solutions, Inc. (a)	8,264	257,837
Photronics, Inc. (a)	16,915	494,256
Power Integrations, Inc.	15,385	1,153,260
Rambus, Inc. (a)	29,131	1,996,347
Semtech Corp. (a)	17,256	342,359
Silicon Laboratories, Inc. (a)	8,605	1,061,513
SiTime Corp. (a)	4,704	501,305
SkyWater Technology, Inc. (a)(b)	5,062	43,736
SMART Global Holdings, Inc. (a)(b)	14,058	276,240
Synaptics, Inc. (a)	10,595	1,131,652
Ultra Clean Holdings, Inc. (a)	12,091	461,876
Universal Display Corp.	11,807	2,004,474
Veeco Instruments, Inc. (a)(b)	15,220	485,214
Wolfspeed, Inc. (a)(b)	33,981	1,106,082
		28,976,327
Software - 6.0%
8x8, Inc. (a)	32,936	110,665
A10 Networks, Inc.	18,763	250,861
ACI Worldwide, Inc. (a)	29,368	883,096
Adeia, Inc.	28,965	351,635
Agilysys, Inc. (a)	5,493	459,819
Alarm.com Holdings, Inc. (a)	13,492	820,583
Alkami Technology, Inc. (a)	10,913	268,678
Altair Engineering, Inc. Class A (a)(b)	14,795	1,257,871
Alteryx, Inc. Class A (a)	17,309	821,485
American Software, Inc. Class A	8,554	96,917
Amplitude, Inc. (a)	19,712	255,468
AppFolio, Inc. (a)	5,502	1,206,369
Appian Corp. Class A (a)	11,402	372,047
AppLovin Corp. (a)	35,138	1,445,226
Asana, Inc. (a)(b)	21,825	380,192
Aspen Technology, Inc. (a)	7,595	1,458,164
Aurora Innovation, Inc. (a)(b)	213,363	637,955
AvePoint, Inc. (a)	25,806	198,706
Bentley Systems, Inc. Class B	62,400	3,144,960
Bill Holdings, Inc. (a)	26,330	2,055,057
Blackbaud, Inc. (a)	11,666	944,013
BlackLine, Inc. (a)	13,727	805,500
Blend Labs, Inc. (a)(b)	44,157	120,549
Box, Inc. Class A (a)	39,047	1,014,441
Braze, Inc. (a)	13,474	728,270
C3.ai, Inc. (a)(b)	25,464	630,998
CCC Intelligent Solutions Holdings, Inc. Class A (a)	66,854	734,725
Cerence, Inc. (a)	10,900	218,218
Cleanspark, Inc. (a)(b)	41,032	330,308
Clear Secure, Inc.	23,038	438,413
Clearwater Analytics Holdings, Inc. (a)	34,347	647,441
CommVault Systems, Inc. (a)	11,876	1,088,792
Confluent, Inc. (a)	59,282	1,325,546
Consensus Cloud Solutions, Inc. (a)	4,874	105,961
CS Disco, Inc. (a)	6,505	53,211
Digimarc Corp. (a)(b)	3,783	133,994
Digital Turbine, Inc. (a)	24,250	130,708
Dolby Laboratories, Inc. Class A	16,129	1,341,610
Domo, Inc. Class B (a)	8,303	90,254
DoubleVerify Holdings, Inc. (a)	37,780	1,511,578
Dropbox, Inc. Class A (a)	69,371	2,197,673
Dynatrace, Inc. (a)	64,612	3,682,884
E2open Parent Holdings, Inc. (a)	46,128	173,441
Elastic NV (a)	21,911	2,564,902
Enfusion, Inc. Class A (a)	10,047	79,371
Envestnet, Inc. (a)	13,467	688,164
Everbridge, Inc. (a)	10,986	245,647
Expensify, Inc. (a)	11,481	18,599
Five9, Inc. (a)	19,658	1,491,256
Freshworks, Inc. (a)	45,388	1,007,614
GitLab, Inc. (a)	23,423	1,665,610
Guidewire Software, Inc. (a)	22,188	2,477,956
HashiCorp, Inc. (a)	29,629	647,690
Informatica, Inc. (a)(b)	10,825	324,750
Intapp, Inc. (a)	8,497	366,051
InterDigital, Inc.	6,947	729,782
Jamf Holding Corp. (a)	13,820	256,223
LivePerson, Inc. (a)	20,836	58,341
Liveramp Holdings, Inc. (a)	17,776	701,796
Manhattan Associates, Inc. (a)	16,679	4,045,658
Marathon Digital Holdings, Inc. (a)(b)	60,140	1,066,282
Matterport, Inc. (a)	62,974	141,692
MeridianLink, Inc. (a)	5,651	128,560
MicroStrategy, Inc. Class A (a)(b)	3,401	1,704,615
Mitek Systems, Inc. (a)	12,475	157,185
Model N, Inc. (a)	9,348	251,929
N-able, Inc. (a)	18,883	245,101
nCino, Inc. (a)(b)	16,567	521,529
NCR Voyix Corp. (a)	36,225	532,508
Nutanix, Inc. Class A (a)	65,912	3,704,254
Olo, Inc. (a)	29,924	154,707
ON24, Inc.	10,989	84,066
Onespan, Inc. (a)	9,560	98,086
Pagerduty, Inc. (a)(b)	25,359	600,501
Pegasystems, Inc.	11,462	558,658
Porch Group, Inc. Class A (a)(b)	21,941	51,561
PowerSchool Holdings, Inc. (a)(b)	15,669	368,848
Procore Technologies, Inc. (a)	24,111	1,721,284
Progress Software Corp.	11,812	671,040
PROS Holdings, Inc. (a)(b)	11,564	398,033
Q2 Holdings, Inc. (a)	15,809	672,673
Qualys, Inc. (a)	9,966	1,885,268
Rapid7, Inc. (a)	16,665	917,075
Rimini Street, Inc. (a)	13,682	44,877
RingCentral, Inc. (a)(b)	22,642	767,337
Riot Platforms, Inc. (a)(b)	55,829	608,536
Samsara, Inc. (a)	44,221	1,388,539
Semrush Holdings, Inc. (a)	8,048	92,874
SentinelOne, Inc. (a)	65,655	1,759,554
Smartsheet, Inc. (a)	36,654	1,648,330
SolarWinds, Inc. (a)	13,558	160,256
SoundHound AI, Inc. (a)(b)	54,609	90,651
SoundThinking, Inc. (a)	2,408	49,701
Sprinklr, Inc. (a)	28,977	361,633
Sprout Social, Inc. (a)(b)	13,254	812,868
SPS Commerce, Inc. (a)	9,955	1,829,729
Telos Corp. (a)	13,512	54,588
Tenable Holdings, Inc. (a)	31,628	1,489,679
Teradata Corp. (a)	26,489	1,223,262
UiPath, Inc. Class A (a)	110,255	2,533,660
Unity Software, Inc. (a)(b)	64,946	2,104,250
Upland Software, Inc. (a)	8,330	34,570
Varonis Systems, Inc. (a)	29,520	1,324,858
Verint Systems, Inc. (a)	17,404	516,725
Veritone, Inc. (a)(b)	7,881	13,004
Vertex, Inc. Class A (a)	12,259	297,403
Workiva, Inc. (a)	12,899	1,198,833
Xperi, Inc. (a)	11,869	126,761
Yext, Inc. (a)	28,570	169,420
Zeta Global Holdings Corp. (a)	41,253	399,329
Zuora, Inc. (a)	36,233	331,170
		90,361,544
Technology Hardware, Storage & Peripherals - 0.8%
Corsair Gaming, Inc. (a)	11,522	146,675
Eastman Kodak Co. (a)	18,139	62,580
Immersion Corp.	7,826	53,452
IonQ, Inc. (a)(b)	46,909	481,755
Pure Storage, Inc. Class A (a)	79,453	3,177,325
Super Micro Computer, Inc. (a)	12,564	6,654,001
Turtle Beach Corp. (a)	4,876	55,440
Xerox Holdings Corp.	30,619	565,227
		11,196,455
TOTAL INFORMATION TECHNOLOGY		183,682,160
MATERIALS - 4.8%
Chemicals - 1.8%
AdvanSix, Inc.	7,304	185,376
Alto Ingredients, Inc. (a)	18,428	33,908
American Vanguard Corp.	7,401	80,819
Ashland, Inc.	13,879	1,299,352
Aspen Aerogels, Inc. (a)(b)	14,145	158,848
Avient Corp.	24,691	894,061
Axalta Coating Systems Ltd. (a)	59,592	1,931,973
Balchem Corp.	8,718	1,221,915
Cabot Corp.	15,014	1,082,509
Danimer Scientific, Inc. (a)(b)	22,900	14,610
Ecovyst, Inc. (a)	27,461	254,289
Element Solutions, Inc.	60,206	1,338,379
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	365,483	442,234
H.B. Fuller Co.	14,657	1,110,561
Hawkins, Inc.	5,158	343,368
Huntsman Corp.	44,782	1,098,950
Ingevity Corp. (a)	9,046	394,044
Innospec, Inc.	6,725	780,840
Intrepid Potash, Inc. (a)(b)	2,699	49,662
Koppers Holdings, Inc.	5,698	291,396
Kronos Worldwide, Inc.	6,225	57,955
LSB Industries, Inc. (a)	14,403	107,158
Mativ, Inc.	14,856	178,718
Minerals Technologies, Inc.	8,790	574,427
NewMarket Corp.	1,865	1,040,316
Olin Corp.	33,230	1,730,286
Origin Materials, Inc. Class A (a)(b)	33,032	19,489
Orion SA	15,648	350,515
Perimeter Solutions SA (a)	39,453	187,007
PureCycle Technologies, Inc. (a)(b)	37,061	145,279
Quaker Houghton	3,746	711,515
Rayonier Advanced Materials, Inc. (a)	18,353	79,652
RPM International, Inc.	34,886	3,720,941
Sensient Technologies Corp.	11,450	710,244
Stepan Co.	5,719	510,535
The Chemours Co. LLC	40,110	1,210,119
The Scotts Miracle-Gro Co. Class A (b)	11,214	630,900
Trinseo PLC	9,234	55,681
Tronox Holdings PLC	31,337	432,137
Westlake Corp.	8,657	1,197,696
		26,657,664
Construction Materials - 0.3%
Eagle Materials, Inc.	9,453	2,139,025
Knife River Holding Co.	15,286	1,001,080
Summit Materials, Inc. (a)	32,322	1,169,410
		4,309,515
Containers & Packaging - 1.2%
Aptargroup, Inc.	17,782	2,309,526
Ardagh Metal Packaging SA	38,427	141,796
Berry Global Group, Inc.	32,002	2,094,851
Crown Holdings, Inc.	32,682	2,892,357
Graphic Packaging Holding Co.	82,945	2,115,927
Greif, Inc.:
Class A	6,648	416,231
Class B	1,630	102,201
Myers Industries, Inc.	10,049	188,419
O-I Glass, Inc. (a)	41,962	610,967
Pactiv Evergreen, Inc.	10,562	154,205
Ranpak Holdings Corp. (A Shares) (a)	10,718	44,158
Sealed Air Corp.	39,219	1,355,016
Silgan Holdings, Inc.	21,845	1,003,559
Sonoco Products Co.	26,508	1,508,305
TriMas Corp.	11,037	272,393
WestRock Co.	69,467	2,796,741
		18,006,652
Metals & Mining - 1.4%
5E Advanced Materials, Inc. (a)(b)	8,091	11,489
Alcoa Corp.	48,425	1,440,644
Alpha Metallurgical Resources (b)	3,204	1,279,165
Arch Resources, Inc.	4,963	878,252
ATI, Inc. (a)	34,590	1,413,693
Carpenter Technology Corp.	13,328	820,872
Century Aluminum Co. (a)	14,133	157,583
Cleveland-Cliffs, Inc. (a)	136,831	2,743,462
Coeur d'Alene Mines Corp. (a)	103,751	279,090
Commercial Metals Co.	31,672	1,653,912
Compass Minerals International, Inc.	9,000	202,410
Gatos Silver, Inc. (a)	12,879	78,819
Haynes International, Inc.	3,430	190,948
Hecla Mining Co.	154,190	587,464
Kaiser Aluminum Corp.	4,350	282,315
Materion Corp.	5,588	653,628
McEwen Mining, Inc. (a)(b)	11,088	71,074
MP Materials Corp. (a)(b)	39,085	617,934
Olympic Steel, Inc.	2,677	180,912
Piedmont Lithium, Inc. (a)(b)	4,844	74,016
Ramaco Resources, Inc. (b)	9,819	185,383
Ramaco Resources, Inc. Class B	1,630	20,571
Royal Gold, Inc.	17,823	2,038,773
Ryerson Holding Corp.	7,839	269,034
Schnitzer Steel Industries, Inc. Class A	6,865	180,755
SunCoke Energy, Inc.	22,950	235,238
TimkenSteel Corp. (a)	10,367	213,042
Tredegar Corp.	6,783	32,084
United States Steel Corp.	60,400	2,840,008
Warrior Metropolitan Coal, Inc.	14,058	902,102
Worthington Steel, Inc.	8,214	246,009
		20,780,681
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	4,564	150,475
Glatfelter Corp. (a)	11,955	17,335
Louisiana-Pacific Corp.	17,371	1,156,040
Mercer International, Inc. (SBI)	11,753	99,430
Sylvamo Corp.	9,626	446,935
		1,870,215
TOTAL MATERIALS		71,624,727
REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.0%
Acadia Realty Trust (SBI)	26,213	447,194
Agree Realty Corp.	27,415	1,634,208
Alexander & Baldwin, Inc.	20,137	348,773
Alexanders, Inc.	584	128,357
Alpine Income Property Trust, Inc.	3,760	58,430
American Assets Trust, Inc.	13,232	296,794
American Homes 4 Rent Class A	86,418	3,028,951
Americold Realty Trust	72,354	1,989,735
Apartment Income (REIT) Corp.	40,015	1,308,090
Apartment Investment & Management Co. Class A (a)	36,602	271,953
Apple Hospitality (REIT), Inc.	57,971	931,014
Armada Hoffler Properties, Inc.	19,375	231,725
Ashford Hospitality Trust, Inc. (a)	8,684	14,415
Boston Properties, Inc.	39,188	2,606,002
Braemar Hotels & Resorts, Inc.	15,075	34,371
Brandywine Realty Trust (SBI)	46,528	220,543
Brixmor Property Group, Inc.	81,736	1,834,156
Broadstone Net Lease, Inc.	51,415	826,239
Camden Property Trust (SBI)	29,019	2,723,143
CareTrust (REIT), Inc.	32,514	680,193
CBL & Associates Properties, Inc.	6,647	155,407
Centerspace	4,070	222,873
Chatham Lodging Trust	13,429	141,005
City Office REIT, Inc.	11,449	60,107
Community Healthcare Trust, Inc.	6,954	177,953
COPT Defense Properties (SBI)	30,656	722,255
Cousins Properties, Inc.	41,589	952,804
CTO Realty Growth, Inc.	6,161	101,841
CubeSmart	61,082	2,639,964
DiamondRock Hospitality Co.	57,315	523,859
Diversified Healthcare Trust (SBI)	58,014	166,500
Douglas Emmett, Inc.	45,547	617,162
Easterly Government Properties, Inc.	26,106	320,582
EastGroup Properties, Inc.	12,609	2,237,215
Elme Communities (SBI)	24,290	351,719
Empire State Realty Trust, Inc.	35,436	337,351
EPR Properties	20,504	907,712
Equity Commonwealth	29,095	556,005
Equity Lifestyle Properties, Inc.	50,580	3,423,760
Essential Properties Realty Trust, Inc.	42,674	1,063,009
Farmland Partners, Inc.	12,172	136,570
Federal Realty Investment Trust (SBI)	20,029	2,037,550
First Industrial Realty Trust, Inc.	36,093	1,859,511
Four Corners Property Trust, Inc.	24,903	582,979
Franklin Street Properties Corp.	25,704	63,232
Getty Realty Corp.	13,220	365,665
Gladstone Commercial Corp.	10,959	140,494
Gladstone Land Corp.	9,397	133,062
Global Medical REIT, Inc.	17,192	173,811
Global Net Lease, Inc.	53,688	453,664
Healthcare Trust of America, Inc.	103,402	1,665,806
Highwoods Properties, Inc. (SBI)	28,890	663,603
Hudson Pacific Properties, Inc.	34,189	280,008
Independence Realty Trust, Inc.	61,586	904,698
Industrial Logistics Properties Trust	15,972	63,569
InvenTrust Properties Corp.	18,523	459,926
JBG SMITH Properties	23,828	381,248
Kilroy Realty Corp.	28,985	1,036,504
Kimco Realty Corp.	180,668	3,649,494
Kite Realty Group Trust	59,833	1,280,426
Lamar Advertising Co. Class A	23,768	2,488,034
LTC Properties, Inc.	11,356	353,967
LXP Industrial Trust (REIT)	80,769	734,190
Medical Properties Trust, Inc. (b)	162,127	502,594
National Health Investors, Inc.	11,874	631,459
National Storage Affiliates Trust	21,063	786,703
NETSTREIT Corp.	19,102	347,083
NexPoint Diversified Real Estate Trust	8,937	61,665
NexPoint Residential Trust, Inc.	6,486	198,147
NNN (REIT), Inc.	49,608	2,001,187
Office Properties Income Trust	13,320	48,884
Omega Healthcare Investors, Inc.	66,382	1,925,078
One Liberty Properties, Inc.	4,666	94,440
Orion Office (REIT), Inc.	15,560	79,978
Outfront Media, Inc.	39,560	515,071
Paramount Group, Inc.	45,116	214,301
Park Hotels & Resorts, Inc.	56,955	858,881
Pebblebrook Hotel Trust (b)	32,909	500,875
Phillips Edison & Co., Inc.	32,791	1,138,176
Physicians Realty Trust	65,366	800,080
Piedmont Office Realty Trust, Inc. Class A	34,479	234,457
Plymouth Industrial REIT, Inc.	10,265	227,267
Postal Realty Trust, Inc.	6,580	92,778
Potlatch Corp.	21,585	965,497
Rayonier, Inc.	37,013	1,121,494
Regency Centers Corp.	44,764	2,805,360
Retail Opportunity Investments Corp.	34,824	473,258
Rexford Industrial Realty, Inc.	57,425	3,019,981
RLJ Lodging Trust	42,779	495,381
Ryman Hospitality Properties, Inc.	16,208	1,781,259
Sabra Health Care REIT, Inc.	62,894	839,006
Safehold, Inc.	12,072	239,750
Saul Centers, Inc.	3,741	143,131
Service Properties Trust	44,916	347,201
SITE Centers Corp.	49,307	656,769
SL Green Realty Corp.	17,438	783,838
Stag Industrial, Inc.	49,601	1,832,261
Summit Hotel Properties, Inc.	29,076	188,412
Sunstone Hotel Investors, Inc.	56,160	599,227
Tanger, Inc.	28,575	768,668
Terreno Realty Corp.	22,923	1,369,191
The Macerich Co.	58,633	925,815
UMH Properties, Inc.	17,531	264,893
Uniti Group, Inc.	64,504	339,291
Universal Health Realty Income Trust (SBI)	3,631	144,550
Urban Edge Properties	32,033	553,210
Veris Residential, Inc.	21,949	334,722
Vornado Realty Trust	43,345	1,178,551
Whitestone REIT Class B	13,090	169,123
Xenia Hotels & Resorts, Inc.	29,050	387,237
		89,187,560
Real Estate Management & Development - 0.7%
Anywhere Real Estate, Inc. (a)	30,137	214,575
Compass, Inc. (a)	89,364	307,412
Cushman & Wakefield PLC (a)	45,808	481,900
Digitalbridge Group, Inc.	38,732	760,696
Douglas Elliman, Inc.	20,007	43,215
eXp World Holdings, Inc. (b)	20,664	255,820
Forestar Group, Inc. (a)	4,823	150,767
Howard Hughes Holdings, Inc.	8,827	706,866
Jones Lang LaSalle, Inc. (a)	12,904	2,284,782
Kennedy-Wilson Holdings, Inc.	31,716	331,432
Marcus & Millichap, Inc.	6,440	245,300
Newmark Group, Inc.	32,365	328,505
Opendoor Technologies, Inc. (a)(b)	156,550	535,401
RE/MAX Holdings, Inc.	4,857	52,116
Redfin Corp. (a)(b)	30,851	251,744
Seritage Growth Properties (a)(b)	9,938	90,933
Star Holdings	3,604	41,770
The RMR Group, Inc.	3,893	101,568
The St. Joe Co.	9,630	531,576
Zillow Group, Inc.:
Class A (a)	15,776	869,100
Class C (a)	41,621	2,365,738
		10,951,216
TOTAL REAL ESTATE		100,138,776
UTILITIES - 2.5%
Electric Utilities - 0.9%
Allete, Inc.	15,529	917,919
Avangrid, Inc.	18,834	572,177
Hawaiian Electric Industries, Inc.	29,849	387,142
IDACORP, Inc.	13,687	1,267,142
MGE Energy, Inc.	9,778	630,583
NRG Energy, Inc.	61,148	3,243,290
OGE Energy Corp.	54,261	1,803,636
Otter Tail Corp.	11,276	1,019,576
Pinnacle West Capital Corp.	30,664	2,112,750
PNM Resources, Inc.	23,215	841,079
Portland General Electric Co.	27,444	1,123,283
		13,918,577
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	5,864	593,906
National Fuel Gas Co.	24,907	1,174,614
New Jersey Resources Corp.	26,365	1,076,483
Northwest Natural Holding Co.	9,971	367,531
ONE Gas, Inc.	14,971	918,770
Southwest Gas Holdings, Inc.	16,197	950,440
Spire, Inc.	14,294	811,470
UGI Corp.	56,527	1,251,508
		7,144,722
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	16,304	87,879
Clearway Energy, Inc.:
Class A	9,680	217,413
Class C	22,028	533,959
Montauk Renewables, Inc. (a)(b)	17,287	119,453
Ormat Technologies, Inc. (b)	14,662	948,338
Sunnova Energy International, Inc. (a)(b)	28,870	303,712
Vistra Corp.	90,996	3,733,566
		5,944,320
Multi-Utilities - 0.4%
Avista Corp.	20,978	713,462
Black Hills Corp.	18,460	955,490
NiSource, Inc.	111,764	2,902,511
NorthWestern Energy Corp.	16,606	799,081
Unitil Corp.	4,372	207,757
		5,578,301
Water Utilities - 0.3%
American States Water Co.	9,994	745,552
Artesian Resources Corp. Class A	2,519	91,944
California Water Service Group	15,627	707,434
Consolidated Water Co., Inc.	4,014	128,167
Essential Utilities, Inc.	68,177	2,444,827
Middlesex Water Co.	4,846	271,231
SJW Group	7,836	466,555
York Water Co.	3,821	137,097
		4,992,807
TOTAL UTILITIES		37,578,727
TOTAL COMMON STOCKS (Cost $1,406,048,963)		1,489,144,480

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $199,382)	200,000	199,386

Money Market Funds - 8.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	6,121,007	6,122,231
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	114,965,456	114,976,953
TOTAL MONEY MARKET FUNDS (Cost $121,099,184)		121,099,184

TOTAL INVESTMENT IN SECURITIES - 107.6% (Cost $1,527,347,529)	1,610,443,050
NET OTHER ASSETS (LIABILITIES) - (7.6)% (h)	(113,903,860)
NET ASSETS - 100.0%	1,496,539,190

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	31	Mar 2024	3,031,645	5,115	5,115
CME E-mini S&P MidCap 400 Index Contracts (United States)	15	Mar 2024	4,114,950	19,372	19,372

TOTAL FUTURES CONTRACTS					24,487
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,386.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $230,654 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	607,990	28,663,590	23,149,349	40,166	-	-	6,122,231	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	103,999,390	100,137,752	89,160,189	332,569	-	-	114,976,953	0.5%
Total	104,607,380	128,801,342	112,309,538	372,735	-	-	121,099,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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